                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-5970

                               CASH ACCOUNT TRUST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois, 60606
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        04/30

Date of reporting period:       04/30/05

ITEM 1.  REPORT TO STOCKHOLDERS

ANNUAL REPORT TO SHAREHOLDERS

Davidson Cash
Equivalent Shares

Davidson Cash
Equivalent Plus Shares

April 30, 2005

Money Market Portfolio

Government Agency Securities Portfolio

Tax-Exempt Portfolio

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit scudder.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Portfolio Management Review

In the following interview, Portfolio Manager Geoffrey Gibbs discusses the market environment and performance for the Davidson Cash Equivalent Shares share class and Davidson Cash Equivalent Shares Plus share class for the 12-month period ended April 30, 2005.

Q:  Will you discuss the market environment during the 12-month period?

A:  Following months of reasonable gross domestic product growth, or GDP, accompanied by a stubbornly anemic jobs reports in late 2003/early 2004, the April 2004 nonfarm payroll report citing 300,000 new jobs demonstrated that the US economy was in full recovery, meaning that the Federal Reserve Board (the Fed) would soon begin to raise rates. This signaled a dramatic change for the fixed-income markets, including money market securities. It also indicated that the yield curve would steepen substantially, meaning that longer-term money market rates would move higher than shorter-term rates.1

1 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically (and when the yield curve is characterized as ``steep'' this is especially true), the line rises from left to right as investors who are willing to tie up their money for a longer period of time are rewarded with higher yields.

With the job market seemingly back on track, the Fed began spelling out what came to be known as its "measured-pace" policy. Under this policy, the Fed has been inching up the federal funds rate by 25 basis points (0.25%) at each of its seven policy meetings beginning in June 2004 and extending through March 2005. At the close of the funds' fiscal year on April 30, 2005, the federal funds rate stood at 2.75%, up from 1.00% at the start of 2004.

Portfolio Performance
As of April 30, 2005

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

7-Day Current Yield
Money Market Portfolio — Davidson Cash Equivalent Shares	2.02%*
Government & Agency Securities Portfolio — Davidson Cash Equivalent Shares	1.95%*
Tax-Exempt Portfolio — Davidson Cash Equivalent Shares	1.88%*
(Equivalent Taxable Yield)	2.89%**
7-Day Current Yield
Money Market Portfolio — Davidson Cash Equivalent Plus Shares	2.17%*
Government & Agency Securities Portfolio — Davidson Cash Equivalent Plus Shares	2.10%*

Yields are historical, will fluctuate, and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolios over a 7-day period expressed as an annual percentage rate. For the most current yield information, visit our Web site at www.scudder.com.

* Performance reflects a partial fee waiver which improved results during the period. Without this fee waiver, the 7-day current yield for Davidson Cash Equivalent Shares would have been 1.92%, 1.85% and 1.80% for the Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio as of April 30, 2005. For the Davidson Cash Equivalent Plus Shares, the 7-day current yield would have been 2.11% and 2.05% for the Money Market Portfolio and the Government & Agency Securities Portfolio as of April 30, 2005.

** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 35%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

In the second half of 2004, the US economic expansion displayed resiliency, maintaining a 4% growth rate while weathering a spike in oil prices up to $55 per barrel. As we moved into the fourth quarter of 2004 and the first quarter of 2005, corporate pricing power (the ability of companies to raise prices to boost profits while retaining market share) began to strengthen as inflationary pressures took hold. Monthly job growth remained an economic indicator for the market, but the market's focus gradually shifted to a careful watch for signs of increased inflation. The one-year LIBOR rate, an industry standard for measuring one-year money market rates, closed 2004 at 3.10%, its highest level since March 2002.2 At the end of April 2005, LIBOR stood at 3.68%. The premium level of LIBOR (which is set by the market) over the fed funds rate (which is fixed by the Federal Reserve) of 2.75% represented two factors: (1) the market's concern that the Fed may have to raise short-term interest rates more aggressively if inflation begins to accelerate and (2) the fact that many market participants reevaluated their portfolios and sold some riskier credits following announcements of credit problems in the automobile and airline industries; these actions tended to boost yields and depress prices in the credit markets overall.

2 LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

3 Shorter-term securities are generally less risky than longer-term securities and are therefore potentially more attractive in a difficult environment.

Q:  How did the portfolios perform over the most recent fiscal year?

A:  For the period, the portfolios registered favorable performance and achieved their stated objectives of providing maximum current income (exempt from federal taxes for the Tax-Exempt Portfolio) while maintaining stability of capital. (All performance is historical and does not guarantee future results. Yields fluctuate and are not guaranteed.)

Q:  In light of market conditions during the period, what has been the strategy for the Money Market Portfolio?

A:  In the second quarter of 2004, as stated above, one-year money market rates rose sharply in response to concerns that the Fed would raise short-term interest rates aggressively over the next 12 to 24 months. Our strategy was to decrease the fund's average maturity in order to reduce risk, limiting our purchases to three-month-maturity issues and shorter.3 As we moved into the fourth quarter of 2004 and the first quarter of this year, with one-year money market rates stabilizing somewhat, we adjusted the fund's weighted average maturity target back up to approximately 40 days to capture some additional yield. We believe the portfolio's current positioning is in line with the market's expectation of a steady series of fed funds rate hikes.

During the period, we maintained a target allocation of approximately 20% in floating-rate securities. The interest rate of floating-rate securities adjusts periodically based on indices such as LIBOR and the federal funds rate. Because the interest rates of these instruments adjust as market conditions change, the instruments can provide flexibility in an uncertain interest rate environment. Our decision to maintain this allocation helped performance during the period. The remainder of the Money Market Portfolio is invested in fixed-rate securities, certificates of deposit and repurchase agreements.4

4 A repurchase agreements (repo) is an agreement between a seller and a buyer, usually of government securities, in which the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term ``parking places'' for large sums of money.

Q:  What has been the strategy for the Government & Agency Securities Portfolio?

A:  Many investors have been waiting out the Federal Reserve's well-telegraphed series of interest rate hikes, and this has resulted in a ``flight to quality'' into government money market securities. For this reason, as Treasury bills have become more expensive, we have maintained a significant allocation in repurchase agreements. In addition, we have shortened the weighted average maturity of the portfolio as a precautionary measure given the current interest rate environment. Going forward, we will continue to monitor economic and inflation indicators to determine the speed with which interest rates may rise.

Q:  What has been the strategy for the Tax-Exempt Portfolio?

A:  We continued to focus on the highest-quality investments for the Tax-Exempt Portfolio while seeking competitive yields across the municipal investment spectrum. During the period, the tax-free money markets were forced to adjust to dramatic changes in supply, due to (1) the $15 billion of supply from California's Revenue Anticipation Notes and Revenue Anticipation Warrants that had entered the market back in October 2003, followed by (2) the sudden withdrawal of this supply from the market in June 2004 as California refunded the $15 billion of short-term debt, issuing longer-term debt in its place. It took more than a month for the markets, and tax-exempt interest rates, to adjust after this significant withdrawal of supply. (A severe short-term squeeze on supply tends to push prices of tax-exempt money market securities higher, and their yields significantly lower.) Though we were invested in essential-services bonds (such as bonds related to water resources and power supply) from California agencies and counties over the period, we avoided adding new state of California issues because of the state's unsettled financial situation.

Another event that created a temporary imbalance in the tax-free money markets was Microsoft's $30 billion dividend paid in December 2004. Because of automated exchanges of some of this money from brokerage accounts into tax-free money market funds, this event created a surge in demand for floating-rate securities and put significant downward pressure on their yields. Eventually, year-end redemptions and new issuance brought supply and demand within the tax-exempt money market back into balance.

During the reporting period, we maintained a cautious stance by shifting the Tax-Free Portfolio's weighted average maturity to a target range of 25 to 30 days. The portfolio also has a targeted allocation of 75% of assets in floating-rate securities and 25% in fixed-rate instruments. Our decision to maintain a significant floating-rate position generally helped performance during the period. The interest rate of floating-rate securities adjusts periodically based on indices such as the Bond Market Association Index of Variable Rate Demand Notes.5 Because the interest rates of these instruments adjust as market conditions change, the instruments can provide flexibility in an uncertain interest rate environment. In addition, we continued to focus on the highest-quality investments while seeking competitive yields. In particular, we emphasized essential-services revenue issues and what is known as enhanced paper — that is, securities guaranteed by a third party such as a bank or insurance company. Finally, as a holder of insured municipal credits, we are carefully monitoring the recent investigations of municipal credit insurer MBIA by securities regulators. MBIA, the largest municipal securities insurance firm, has been the subject of inquiries regarding certain types of derivative securities trading in which it engaged during 2002.

Q:  What detracted from performance during the period?

A:  In December, we kept additional cash on hand — as we do each year — to meet any tax-related redemptions as well as investors' year-end liquidity needs. This detracted somewhat from yield and total return.

Q:  Will you describe your investment philosophy?

A:  We continue our insistence on the highest credit quality within the portfolios. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the portfolios and to seek competitive yield for our shareholders.

A group of investment professionals is responsible for the day-to-day management of the fund. These professionals have a broad range of experience managing money market funds.

5 The Bond Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index comprising 7-day tax-exempt variable-rate demand notes and is produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues.

The views expressed in this report reflect those of the portfolio managers only through the end of the period stated above. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Information About Your Portfolio's Expenses

As an investor of a Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in your Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolios limited these expenses; had they not done so, expenses would have been higher for the Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended April 30, 2005.

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Davidson Cash Equivalent Shares

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2005
Actual Portfolio Return	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 11/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/05	$ 1,007.40	$ 1,007.30	$ 1,005.20
Expenses Paid per $1,000*	$ 4.73	$ 4.73	$ 4.23
Hypothetical 5% Portfolio Return	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 11/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/05	$ 1,020.08	$ 1,020.08	$ 1,020.58
Expenses Paid per $1,000*	$ 4.76	$ 4.76	$ 4.26

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Davidson Cash Equivalent Shares	.95%	.95%	.85%

For more information, please refer to the Portfolio's prospectus.

Davidson Cash Equivalent Plus Shares

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2005
Actual Portfolio Return	Money Market Portfolio	Government & Agency Securities Portfolio
Beginning Account Value 11/1/04	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/05	$ 1,008.10	$ 1,008.00
Expenses Paid per $1,000*	$ 3.98	$ 3.98
Hypothetical 5% Portfolio Return	Money Market Portfolio	Government & Agency Securities Portfolio
Beginning Account Value 11/1/04	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/05	$ 1,020.83	$ 1,020.83
Expenses Paid per $1,000*	$ 4.01	$ 4.01

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio
Davidson Cash Equivalent Plus Shares	.80%	.80%

For more information, please refer to the Portfolio's prospectus.

Portfolio Summary

Cash Account Trust — Money Market Portfolio

Asset Allocation	4/30/05	4/30/04

Commercial Paper	36%	33%
Certificates of Deposit and Bank Notes	28%	24%
Short Term Notes	11%	33%
Time Deposits	11%	—
US Government Sponsored Agencies+	6%	6%
Repurchase Agreements	4%	4%
Promissory Notes	4%	—
	100%	100%

+ Not backed by the full faith and credit of the US Government

Weighted Average Maturity
Cash Account Trust — Money Market Portfolio	37 days	74 days
First Tier Retail Money Fund Average*	35 days	53 days

* The Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Cash Account Trust — Government & Agency Securities Portfolio

Asset Allocation	4/30/05	4/30/04

Agencies Not Backed by the Full Faith and Credit of the US Government	50%	75%
Repurchase Agreements	48%	20%
Agencies Backed by the Full Faith and Credit of the US Government	2%	5%
	100%	100%
Weighted Average Maturity
Cash Account Trust — Government & Agency Securities Portfolio	29 days	68 days
US Government & Agencies Retail Money Fund Average**	31 days	52 days

** The Fund is compared to its respective iMoney Net Category: US Government & Agencies Retail Money Fund Average — Category includes the most broadly based of the government retail funds. These funds can invest in US Treasuries, US Other, Repos, whether or not they are backed by US Treasuries and government-backed Floating Rate Notes.

Cash Account Trust — Tax-Exempt Portfolio

Asset Allocation (net of other assets and liabilities)	4/30/05	4/30/04

Municipal Investments	100%	100%
Weighted Average Maturity
Cash Account Trust — Tax-Exempt Portfolio	21 days	29 days
National Tax-Free Retail Money Fund Average***	27 days	36 days

*** The Fund is compared to its respective iMoneyNet category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio Holdings of tax-free Funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; over 6 months; AMT Paper and Other Tax-Free Holdings.

Asset allocation is subject to change. For more complete details about the Portfolios' holdings, see pages 12-26. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolios as of month end will be posted to scudder.com on the 15th of the following month.

Portfolio of Investments as of April 30, 2005

Money Market Portfolio	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 28.2%
Abbey National PLC, 2.8%, 5/3/2005	50,000,000	50,000,000
Barclays Bank PLC:
3.01%, 6/21/2005	40,000,000	39,997,969
3.02%, 6/30/2005	95,000,000	94,999,960
3.06%, 8/9/2005	46,000,000	46,000,000
Calyon:
2.8%, 5/3/2005	40,000,000	40,000,000
3.02%, 9/20/2005	30,000,000	29,996,454
Credit Suisse First Boston:
2.8%, 5/3/2005	80,000,000	80,000,000
2.805%, 5/3/2005	75,000,000	75,000,000
Depfa Bank PLC, 2.75%, 5/2/2005	40,000,000	40,000,000
Dexia Banque Belgique, 3.015%, 6/22/2005	50,000,000	50,000,359
First Tennessee Bank NA, 2.8%, 5/3/2005	30,000,000	30,000,000
HBOS Treasury Services PLC:
2.97%, 8/18/2005	60,000,000	60,000,000
3.04%, 7/5/2005	50,000,000	50,000,000
Landesbank Baden Wurttemberg, 2.97%, 6/16/2005	20,000,000	19,998,922
Landesbank Hessen-Thuringen Girozentrale, 3.06%, 7/5/2005	50,000,000	50,002,688
LaSalle Bank, 3.23%, 2/3/2006	100,000,000	100,000,000
M&I Marshall & Isley Bank, 3.04%, 6/29/2005	33,000,000	33,000,000
Northern Rock PLC, 3.0%, 6/22/2005	47,000,000	47,000,000
Royal Bank of Scotland PLC, 2.81%, 5/3/2005	40,000,000	40,000,000
Societe Generale:
2.8%, 5/3/2005	60,000,000	60,000,000
2.955%, 8/8/2005	70,000,000	70,000,948
Toronto Dominion Bank, 2.505%, 5/27/2005	30,000,000	30,000,107
UBS AG, 2.815%, 5/3/2005	50,000,000	50,000,000
Total Certificates of Deposit and Bank Notes (Cost $1,185,997,407)		1,185,997,407

Commercial Paper** 35.6%
AB Spintab, 3.01%, 7/1/2005	17,500,000	17,410,745
Apreco, LLC:
2.95%, 5/2/2005	75,000,000	74,993,854
3.04%, 6/22/2005	45,000,000	44,802,400
Blue Ridge Asset Funding Corp., 2.82%, 5/5/2005	70,000,000	69,978,067
British Transco Capital, Inc.:
2.705%, 5/9/2005	50,000,000	49,969,944
2.77%, 5/6/2005	20,000,000	19,992,306
Calyon North America, Inc., 2.85%, 5/5/2005	45,000,000	44,985,750
Cancara Asset Securitization LLC, 2.81%, 5/3/2005	30,000,000	29,995,317
Charta LLC:
2.8%, 5/2/2005	40,000,000	39,996,889
2.95%, 5/2/2005	133,850,000	133,839,031
CIT Group, Inc.:
2.62%, 6/17/2005	22,926,000	22,847,581
2.93%, 8/15/2005	30,000,000	29,741,183
Colgate-Palmolive Co., 2.99%, 5/11/2005	30,000,000	29,975,083
CRC Funding LLC, 3.04%, 6/23/2005	67,000,000	66,700,138
Depfa Bank PLC, 3.01%, 7/1/2005	50,000,000	49,744,986
General Electric Capital Corp., 3.01%, 7/1/2005	50,000,000	49,744,986
General Electric Co., 3.0%, 6/28/2005	80,000,000	79,613,333
Giro Funding US Corp.:
3.0%, 5/26/2005	20,000,000	19,958,333
3.0%, 5/27/2005	25,000,000	24,945,834
HSBC USA, Inc., 3.05%, 6/28/2005	26,000,000	25,872,239
National Australia Funding, Inc., 2.815%, 5/4/2005	50,000,000	49,988,271
Northern Rock PLC, 3.01%, 7/1/2005	100,000,000	99,489,972
Perry Global Funding LLC:
Series A, 2.89%, 5/12/2005	25,000,000	24,977,923
Series A, 2.985%, 6/20/2005	60,000,000	59,751,250
RWE AG:
2.91%, 8/1/2005	32,755,000	32,511,412
2.92%, 8/2/2005	25,000,000	24,811,417
Sanofi-Aventis:
3.0%, 6/13/2005	20,000,000	19,928,333
3.01%, 6/13/2005	16,000,000	15,942,476
SBC Communications, Inc., 2.84%, 5/4/2005	25,000,000	24,994,083
Societe Generale North America, Inc., 2.97%, 9/12/2005	75,000,000	74,170,875
State Street Corp., 2.94%, 5/2/2005	35,660,000	35,657,088
Swedbank AB, 3.0%, 7/1/2005	23,200,000	23,082,067
Swedish National Housing Finance Corp., 3.04%, 6/27/2005	30,000,000	29,855,600
Total SA, 2.94%, 5/2/2005	18,757,000	18,755,468
Verizon Network Funding Corp., 2.81%, 5/4/2005	40,000,000	39,990,633
Total Commercial Paper (Cost $1,499,014,867)		1,499,014,867

Short Term Notes* 11.0%
Associates Corp. of North America, 3.19%, 6/27/2005	10,500,000	10,500,000
BMW US Capital LLC, 144A, 2.924%, 4/15/2010	20,000,000	20,000,000
Canadian Imperial Bank of Commerce, 3.004%, 5/15/2006	45,000,000	45,019,774
Depfa Bank PLC, 3.01%, 9/15/2005	25,000,000	25,000,000
HSBC Finance Corp., 2.98%, 10/25/2005	25,000,000	25,000,000
International Business Machines Corp., 2.88%, 12/8/2005	30,000,000	30,000,000
Lehman Brothers Holdings, Inc., Series G, 3.2%, 12/23/2005	30,000,000	30,023,190
Merrill Lynch & Co., Inc., 2.9%, 2/3/2009	30,000,000	30,000,000
Morgan Stanley:
2.86%, 2/3/2006	30,000,000	30,000,000
2.99%, 2/3/2006	25,000,000	25,000,000
3.07%, 11/15/2005	45,000,000	45,000,000
3.08%, 5/24/2005	50,000,000	50,000,000
National City Bank of Cleveland:
2.905%, 6/10/2005	25,000,000	25,000,966
2.945%, 5/24/2005	20,000,000	20,000,000
Pfizer, Inc., 144A, 2.85%, 10/7/2005	20,000,000	20,000,000
Tango Finance Corp., 144A, 2.82%, 2/10/2006	30,000,000	29,997,714
Total Short Term Notes (Cost $460,541,644)		460,541,644

US Government Sponsored Agencies 5.5%
Federal Home Loan Mortgage Corp.:
2.725%*, 11/7/2005	25,000,000	25,000,000
3.083%*, 10/7/2005	70,000,000	70,000,000
Federal National Mortgage Association:
2.77%*, 9/7/2006	60,000,000	59,939,630
2.99%*, 10/3/2005	55,000,000	54,984,762
3.0%**, 7/1/2005	20,000,000	19,898,333
Total US Government Sponsored Agencies (Cost $229,822,725)		229,822,725

Funding Agreements 0.6%
New York Life Insurance Co., 3.123%, 9/20/2005 (Cost $25,000,000)	25,000,000	25,000,000

Promissory Notes 4.0%
Goldman Sachs Group, Inc.:
3.04%*, 8/10/2005	60,000,000	60,000,000
3.09%*, 5/26/2005	110,000,000	110,000,000
Total Promissory Notes (Cost $170,000,000)		170,000,000
Municipal Investments 0.2%
Massachusetts, State Housing Finance Agency Revenue, Avalon at Newton, Series A, 3.0%*, 12/1/2034, JPMorgan Chase Bank (b) (Cost $9,890,000)	9,890,000	9,890,000

Time Deposits 10.7%
Bank of Tokyo Mitsubishi, 2.83%, 5/3/2005	50,000,000	50,000,000
Fifth Third Bank, 2.95%, 5/2/2005	200,000,000	200,000,000
Natexis Banque Populaires, 3.0%, 5/2/2005	200,000,000	200,000,000
Total Time Deposits (Cost $450,000,000)		450,000,000

Repurchase Agreements 4.2%
Morgan Stanley, 2.97%, dated 4/29/2005, to be repurchased at $173,042,818 on 5/2/2005 (c)	173,000,000	173,000,000
State Street Bank and Trust Co., 2.83%, dated 4/29/2005, to be repurchased at $3,685,869 on 5/2/2005 (d)	3,685,000	3,685,000
Total Repurchase Agreements (Cost $176,685,000)		176,685,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,206,951,643) (a)	100.0	4,206,951,643
Other Assets and Liabilities, Net	(0.0)	1,573,054
Net Assets	100.0	4,208,524,697

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2005.

** Annualized yield at the time of purchase; not a coupon rate.

(a) Cost for federal income tax purposes was $4,206,951,643.

(b) Security incorporates a letter of credit from a major bank.

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

73,000,000	Federal National Mortgage Association	4.625	5/1/2013	74,167,858
12,215,000	Federal Home Loan Mortgage Corp.	4.5 — 5.75	4/15/2008 — 5/6/2013	12,515,056
89,655,000	Federal Home Loan Bank	2.36 — 5.81	6/5/2006 — 2/28/2023	90,023,358
Total Collateral Value				176,706,272

(d) Collateralized by $3,735,000 Federal Home Loan Mortgage Corp., 1.75%, maturing on 5/15/2005 with a value of $3,762,897.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of April 30, 2005

Government & Agency Securities Portfolio	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 50.1%
US Government Sponsored Agencies 32.7%
Federal Farm Credit Bank, 2.74%*, 8/15/2005	40,000,000	39,997,680
Federal Home Loan Bank:
2.76%*, 6/2/2006	35,000,000	34,975,268
2.875%*, 9/12/2005	90,000,000	89,979,729
2.89%*, 8/21/2006	100,000,000	99,922,177
3.2%**, 2/28/2006	6,000,000	5,997,012
3.25%, 8/15/2005	5,000,000	5,013,214
Federal Home Loan Mortgage Corp.:
2.43%**, 5/17/2005	50,000,000	49,946,000
2.725%*, 11/7/2005	20,000,000	20,000,000
2.945%**, 9/20/2005	32,000,000	31,628,275
3.083%*, 10/7/2005	40,000,000	40,000,000
Federal National Mortgage Association:
2.43%*, 10/3/2005	40,000,000	39,988,918
2.77%*, 9/7/2006	80,000,000	79,919,506
2.82%*, 7/14/2005	15,000,000	14,999,316
2.84%**, 8/3/2005	16,288,000	16,167,215
2.97%**, 9/19/2005	60,000,000	59,302,050
3.0%**, 7/1/2005	30,000,000	29,847,500
3.075%**, 1/27/2006	25,000,000	24,421,302
3.15%, 2/8/2006	10,000,000	9,965,919
		692,071,081
US Government Agency Sponsored Pass — Throughs 17.4%
Federal National Mortgage Association:
1.4%, 5/3/2005	32,642,000	32,639,552
2.67%**, 5/2/2005	15,000,000	14,998,887
2.67%**, 5/2/2005	25,918,000	25,916,078
2.68%**, 5/2/2005	12,000,000	11,999,107
2.73%**, 5/2/2005	7,500,000	7,499,431
2.8%**, 5/2/2005	40,880,000	40,876,821
2.81%**, 5/2/2005	12,507,000	12,506,024
2.81%**, 6/1/2005	25,000,000	24,939,507
2.82%**, 5/2/2005	12,100,000	12,099,052
2.83%**, 6/1/2005	6,730,723	6,714,321
3.03%**, 7/1/2005	67,868,000	67,519,554
3.04%, 7/1/2005	34,795,744	34,616,507
3.05%**, 7/1/2005	29,590,700	29,437,774
3.05%**, 7/5/2005	25,000,000	24,862,326
3.12%**, 8/1/2005	22,765,000	22,585,460
		369,210,401
Total Agencies Not Backed By the Full Faith and Credit of the US Government (Cost $1,061,281,482)		1,061,281,482

Agencies Backed by the Full Faith and Credit of the US Government 2.8%
Hainan Airlines:
Series 2001-1, 3.01%*, 12/15/2007	17,164,946	17,164,946
Series 2001-2, 3.01%*, 12/15/2007	20,763,563	20,763,563
Series 2001-3, 3.01%*, 12/15/2007	21,177,631	21,177,631
Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $59,106,140)		59,106,140

Repurchase Agreements 48.2%
Bank of America, 2.78%, dated 4/22/2005, to be repurchased at $177,150,352 on 5/3/2005 (b)	177,000,000	177,000,000
Bank of America, 2.78%, dated 3/22/2005, to be repurchased at $260,843,267 on 5/3/2005 (c)	260,000,000	260,000,000
JPMorgan Chase, Inc., 2.97%, dated 4/29/2005, to be repurchased at $300,074,250 on 5/2/2005 (d)	300,000,000	300,000,000
Morgan Stanley, 2.97%, dated 4/29/2005, to be repurchased at $281,069,548 on 5/2/2005 (e)	281,000,000	281,000,000
State Street Bank and Trust Co., 2.83%, dated 4/29/2005, to be repurchased at $1,287,304 on 5/2/2005 (f)	1,287,000	1,287,000
Total Repurchase Agreements (Cost $1,019,287,000)		1,019,287,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,139,674,622) (a)	101.1	2,139,674,622
Other Assets and Liabilities, Net	(1.1)	(22,638,039)
Net Assets	100.0	2,117,036,583

* Floating rate notes are securities whose interest rates vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2005.

** Annualized yield at the time of purchase; not a coupon rate.

(a) Cost for federal income tax purposes was $2,139,674,622.

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

109,491,646	Federal National Mortgage Association	4.5 — 7.79	2/1/2010 — 4/1/2035	114,406,062
64,965,920	Federal Home Loan Mortgage Corp.	4.5 — 6.0	6/1/2016 — 5/1/2035	66,133,938
Total Collateral Value				180,540,000

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

201,190,988	Federal National Mortgage Association	3.795 — 7.0	7/1/2014 — 5/1/2035	207,501,723
56,281,178	Federal Home Loan Mortgage Corp.	4.5 — 7.5	6/1/2014 — 5/1/2035	57,698,278
Total Collateral Value				265,200,001

(d) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

235,140,191	Federal National Mortgage Association	4.25 — 5.5	8/25/2018 — 5/25/2032	238,673,997
68,177,962	Federal Home Loan Mortgage Corp.	4.0 — 4.5	9/15/2017 — 6/15/2022	67,327,278
Total Collateral Value				306,001,275

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

127,455,095	Federal National Mortgage Association	2.375 — 6.0	3/1/2017 — 4/1/2035	129,305,414
154,834,879	Federal Home Loan Mortgage Corp.	4.0 — 7.0	1/1/2018 — 4/1/2035	157,314,988
Total Collateral Value				286,620,402

(f) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

15,000	Federal Farm Credit Bank	1.5	5/23/2005	15,083
840,000	Federal Home Loan Bank	1.5 — 4.125	5/13/2005	847,359
450,000	Federal Home Loan Mortgage Corp.	1.75	5/15/2005	453,361
Total Collateral Value				1,315,803

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of April 30, 2005

Tax-Exempt Portfolio	Principal Amount ($)	Value ($)

Municipal Investments 97.7%
Alabama 0.2%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, Heatherbrooke Project, Series C, 3.06%*, 6/15/2026	1,700,000	1,700,000
Arizona 3.0%
City of Phoenix, AZ, 2.08%*, 5/5/2005	6,625,000	6,625,000
Pima County, AZ, Industrial Development Authority Revenue, EL Dorado Hospital, 3.02%*, 4/1/2038, Branch Banking & Trust (c)	6,000,000	6,000,000
Salt River, AZ, Agricultural Improvement & Power District, Series B, 2.25%*, 5/9/2005	16,735,000	16,735,000
		29,360,000
California 6.3%
California, Health Facilities Financing Authority Revenue, Scripps Health, Series A, 2.98%*, 10/1/2023, Bank One NA (c)	4,950,000	4,950,000
California, Housing Finance Agency Revenue, Series D, AMT, 3.02%*, 8/1/2033 (b)	2,470,000	2,470,000
California, Housing Finance Agency Revenue, Multi-Family Housing:
Series C, AMT, 3.12%*, 2/1/2037	10,690,000	10,690,000
Series C, AMT, 3.12%*, 8/1/2037	12,680,000	12,680,000
California, Peninsula Corridor Joint Powers Board, Grant Anticipation Notes, Series A, 1.76%, 5/3/2005	5,200,000	5,200,115
California, State Daily Kindergarten University:
Series A-1, 3.0%*, 5/1/2034, Citibank NA (c)	2,500,000	2,500,000
Series B-1, 3.0%*, 5/1/2034, Citibank NA (c)	2,600,000	2,600,000
California, Statewide Communities Development Authority, Multi-Family Revenue, Housing IAC Project, Series W-3, AMT, 3.03%*, 4/1/2025, Bank of America NA (c)	3,200,000	3,200,000
Emeryville, CA, Redevelopment Agency, Multi-Family Housing Revenue, Bay Street Apartments, Series A, AMT, 3.04%*, 10/15/2037, KeyBank NA (c)	1,000,000	1,000,000
Los Angeles, CA, Tax & Revenue Anticipation Notes, 6.0%, 6/30/2005	10,000,000	10,065,400
Sacramento County, CA, Housing Authority, Multi-Family Housing Revenue, Sierra Sunrise Senior Apartments, Series D, AMT, 3.08%*, 7/1/2036, Citibank NA (c)	2,300,000	2,300,000
Sacramento, CA, Housing Authority Multi-Family Revenue, Phoenix Park II Apartments, Series F, AMT, 3.08%*, 10/1/2036, Citibank NA (c)	3,470,000	3,470,000
San Francisco, CA, City & County, Redevelopment Agency, Multi-Family Housing Revenue, Derek Silva Community, Series D, AMT, 3.06%*, 12/1/2019, Citibank NA (c)	1,000,000	1,000,000
		62,125,515
Colorado 3.6%
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 3.1%*, 5/1/2033, KeyBank NA (c)	1,800,000	1,800,000
Colorado, Municipal Securities Trust Certificates, 144A, 3.23%*, 2/15/2023 (b)	11,645,000	11,645,000
Colorado, Postsecondary Education Facilities Authority Revenue, Mullen High School Project, 3.1%*, 8/1/2017, Wells Fargo Bank NA (c)	3,110,000	3,110,000
Colorado, State Education Loan Program, Series L48J-D, 144A, 3.08%*, 8/9/2005	9,000,000	9,000,000
Denver, CO, City & County Airport Revenue, Series E, AMT, 144A, 3.07%*, 11/15/2010 (b)	2,395,000	2,395,000
Denver, CO, City & County Economic Development Revenue, Western Stock Show Project, 3.1%*, 7/1/2029, Bank One Colorado NA (c)	2,000,000	2,000,000
Denver, CO, City & County Excise Tax Revenue, Series PT-1827, 144A, 3.02%*, 11/1/2010 (b)	1,740,000	1,740,000
Denver, CO, City & County Special Facilities Airport Revenue, Worldport at DIA Project, Series A, AMT, 3.12%*, 12/1/2029, Morgan Guaranty Trust (c)	3,380,000	3,380,000
		35,070,000
Connecticut 0.4%
Connecticut, State Health & Educational Facilities Autority Revenue, Salisbury School, Series B, 2.98%*, 7/1/2034, Fleet National Bank (c)	3,560,000	3,560,000
Delaware 0.4%
Delaware, State Economic Development Authority Revenue, Winterthur Museum Project, 3.05%*, 9/1/2012, Wachovia Bank NA (c)	4,200,000	4,200,000
District of Columbia 0.8%
Washington D.C., Metropolitan Airport Authority System, Series C, AMT, 3.05%*, 10/1/2021 (b)	8,000,000	8,000,000
Florida 3.3%
Broward County, FL, School Board Certificates of Participation, Series R-1056, 144A, 3.03%*, 7/1/2019 (b)	2,480,000	2,480,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 3.05%*, 8/1/2034, Bank One NA (c)	6,325,000	6,325,000
Florida, Ocean Highway & Port Authority Revenue, AMT, 3.05%*, 12/1/2020, Wachovia Bank NA (c)	1,590,000	1,590,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 3.02%*, 3/31/2021, Bank of America NA (c)	2,075,000	2,075,000
Hillsborough County, FL, Industrial Development Authority Revenue, Seaboard Tampa, AMT, 3.18%*, 12/1/2016, First Union National Bank (c)	1,150,000	1,150,000
Jacksonville, FL, Capital Project Revenue:
Series 1, 3.0%*, 10/1/2017 (b)	180,000	180,000
Series 2, 3.0%*, 10/1/2022 (b)	300,000	300,000
Lee County, FL, Airport Revenue, AMT, Series 811-X, 144A, 3.08%*, 10/1/2029 (b)	300,000	300,000
Lee County, FL, Capital Improvement & Transportation Facilities Revenue, Series R-2136, 144A, 3.03%*, 10/1/2020 (b)	4,200,000	4,200,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 3.05%*, 9/1/2029, Bank of America NA (c)	1,375,000	1,375,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Project, 3.05%*, 11/1/2028, Bank of America NA (c)	3,250,000	3,250,000
West Palm Beach, FL, Utility Systems Revenue, 3.0%*, 10/1/2029 (b)	9,000,000	9,000,000
		32,225,000
Georgia 2.0%
Atlanta, GA, Airport Revenue, Series C-1, 3.03%*, 1/1/2030 (b)	4,000,000	4,000,000
Atlanta, GA, Rapid Transportation Authority, Sales Tax Revenue, Series R-4011, 144A, 3.03%*, 7/1/2019 (b)	3,210,000	3,210,000
Atlanta, GA, Water & Wastewater Revenue, 144A, 3.03%*, 11/1/2033 (b)	4,000,000	4,000,000
Greene County, GA, Development Authority Sewage Facilities Revenue, Carey Station WRF LLC Project, AMT, 3.05%*, 9/1/2024, Wachovia Bank NA (c)	4,200,000	4,200,000
La Grange, GA, Development Authority Revenue, LaGrange College Project, 3.0%*, 6/1/2031, SunTrust Bank (c)	3,875,000	3,875,000
Macon-Bibb County, GA, Hospital Authority Revenue, Medical Center of Central Georgia, 3.0%*, 12/1/2018, SunTrust Bank (c)	775,000	775,000
		20,060,000
Hawaii 2.4%
Hawaii, ABN AMRO Munitops, Certificates Trust, Series 2004-16, 144A, 3.04%*, 7/1/2012 (b)	16,000,000	16,000,000
Hawaii, Department of Budget & Finance, Kahala Nui Project, Series D, 3.0%*, 11/15/2033, LaSalle Bank NA (c)	3,300,000	3,300,000
Hawaii, State General Obligation, Series A-16, 144A, 3.08%*, 7/1/2018 (b)	3,885,000	3,885,000
		23,185,000
Idaho 0.8%
Power County, ID, Industrial Development Authority, FMC Corp. Project, AMT, 3.05%*, 4/1/2014, Wachovia Bank NA (c)	7,500,000	7,500,000
Illinois 7.2%
Carol Stream, IL, Industrial Project Revenue, MAAC Machinery Co. Project, AMT, 3.1%*, 4/1/2024, Northern Trust Company (c)	1,220,000	1,220,000
Chicago, IL, O'Hare International Airport Revenue, Series MT-049, AMT, 144A, 3.08%*, 1/1/2017 (b)	1,995,000	1,995,000
Chicago, IL, Sales & Tax Revenue, Floater SG-131, 144A, 3.02%*, 1/1/2027 (b)	4,425,000	4,425,000
Cook County, IL, State General Obligation, Series B-11, 144A, 3.08%*, 11/15/2025 (b)	3,540,000	3,540,000
Des Plaines, IL, Industrial Development Revenue, MMP Properites LLC Project, AMT, 144A, 3.15%*, 10/1/2018, Bank One NA (c)	2,065,000	2,065,000
Elgin, IL, Judson College Project, 144A, 3.1%*, 7/1/2011, Bank One NA (c)	1,140,000	1,140,000
Illinios, Development Finance Authority, Industrial Development Revenue, Home Run Inn Frozen Foods, AMT, 3.05%*, 4/1/2020, Bank One NA (c)	3,785,000	3,785,000
Illinois, Development Finance Authority, Industrial Development Revenue, Campagna-Turano Bakery Project, AMT, 3.15%*, 8/1/2025, Bank One NA (c)	3,330,000	3,330,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw Tretam & Co. Project, AMT, 3.08%*, 8/1/2027, LaSalle Bank NA (c)	3,000,000	3,000,000
Illinois, Development Finance Authority, Multi-Family Revenue, Cypress Creek Project, AMT, 3.13%*, 6/1/2033, LaSalle Bank NA (c)	7,420,000	7,420,000
Illinois, Educational Facilities Authority Revenue:
1.9%, 7/6/2005	15,000,000	15,000,000
2.1%, 7/11/2005	8,000,000	8,000,000
Illinois, Municipal Securities Trust Certificates, Series 7006, 144A, 3.01%*, 1/1/2031 (b)	6,245,000	6,245,000
Illinois, Regional Transportation Authority, Series A23, 144A, 3.08%*, 7/1/2030 (b)	4,960,000	4,960,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc., Project, AMT, 3.08%*, 7/1/2020, LaSalle Bank NA (c)	1,300,000	1,300,000
Upper River Valley, IL, Development Authority, Industrial Development Revenue, Advanced Drainage System, AMT, 3.13%*, 7/1/2014, National City Bank (c)	3,375,000	3,375,000
		70,800,000
Indiana 2.5%
Columbia City, IN, Economic Development Revenue, Precision Plastics Project, AMT, 3.1%*, 11/30/2017, Northern Trust Company (c)	3,700,000	3,700,000
Indiana, State Development Finance Authority, Economic Development Revenue, Goodwill Industries Michiana Project, 3.07%*, 1/1/2027, National City Bank of Indiana (c)	5,000,000	5,000,000
Indiana, State Development Finance Authority, Industrial, Development Revenue, Enterprise Center V Project, AMT, 3.08%*, 6/1/2022, LaSalle Bank NA (c)	5,000,000	5,000,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center I Project, AMT, 3.08%*, 6/1/2022, LaSalle Bank NA (c)	2,900,000	2,900,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center II Project, AMT, 3.08%*, 6/1/2022, LaSalle Bank NA (c)	1,000,000	1,000,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center IV Project, AMT, 3.08%*, 6/1/2022, LaSalle Bank NA (c)	1,000,000	1,000,000
Indiana, Transportation Finance Authority Highway Revenue, Series 853, 144A, 3.03%*, 6/1/2017 (b)	1,800,000	1,800,000
Portage, IN, Economic Development Revenue, Breckenridge Apartments Project, AMT, 3.07%*, 5/1/2025, LaSalle National Bank (c)	4,650,000	4,650,000
		25,050,000
Iowa 2.4%
Iowa, State Tax and Revenue Anticipation Notes, 3.0%, 6/30/2005	24,000,000	24,045,858
Kansas 0.8%
Kansas, Development Finance Authority Hospital Revenue, Adventist Health, Sunbelt, Series C, 3.02%*, 11/15/2030, SunTrust Bank (c)	7,500,000	7,500,000
Kentucky 2.3%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 2.3%*, 8/1/2013, Credit Lyonnais (c)	3,500,000	3,500,000
Kentucky, Economic Development Finance Authority, Health Facilities Revenue, Easter Seal Society Project, 3.1%*, 11/1/2030, Bank One Kentucky NA (c)	6,190,000	6,190,000
Lexington-Fayette County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 3.1%*, 7/1/2019, Bank One Kentucky NA (c)	4,545,000	4,545,000
Pendleton, KY, County Lease, 2.35%, 5/6/2005	7,700,000	7,700,000
Shelby County, KY, Lease Revenue, Series A, 3.05%*, 9/1/2034, US Bank NA (c)	1,000,000	1,000,000
		22,935,000
Louisiana 0.6%
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Revenue, East Jefferson General, 3.04%*, 7/1/2009, JPMorgan Chase Bank (c)	2,855,000	2,855,000
Louisiana, Public Facilities Authority Revenue, Blood Center Property, Inc. Project, 3.1%*, 7/1/2021, Bank One Louisiana NA (c)	3,300,000	3,300,000
		6,155,000
Maryland 0.3%
Gaithersburg, MD, Economic Development Revenue, Asbury Methodist Village, 3.03%*, 1/1/2034, KBC Bank NV (c)	1,900,000	1,900,000
Montgomery County, MD, Economic Development Revenue, Howard Hughes Medical Facility, Series A, 3.02%*, 10/15/2020	1,500,000	1,500,000
		3,400,000
Massachusetts 1.2%
Massachusetts, Development Finance Agency, Industrial Development Revenue, North Shore YMCA Project, 3.07%*, 11/1/2022, KeyBank NA (c)	2,895,000	2,895,000
Massachusetts, State Development Finance Agency Revenue, ISO New England, Inc., 3.02%*, 2/1/2032, KeyBank NA (c)	5,000,000	5,000,000
Newton, MA, Bond Anticipation Notes, 2.0%, 8/15/2005	4,000,000	3,993,872
		11,888,872
Michigan 4.5%
Detroit, MI, ABN AMRO, Munitops Certificates Trust, Series 2003-3, 144A, 3.03%*, 1/1/2011 (b)	10,050,000	10,050,000
Michigan, Higher Education Facilities Authority Revenue, University of Detroit, 3.05%*, 11/1/2017, Bank One NA (c)	1,880,000	1,880,000
Michigan, Hospital Finance Authority Revenue, Hospital Equipment Loan Program, Series A, 2.98%*, 12/1/2023, National City Bank (c)	70,000	70,000
Michigan, Housing Development Authority, Laurel Valley Apartments, 3.07%*, 12/1/2007, Bank One Michigan (c)	1,000,000	1,000,000
Michigan, Housing Development Authority, Multi-Family Revenue, River Place Apartments, AMT, 2.99%*, 6/1/2018, Bank of New York (c)	1,060,000	1,060,000
Michigan, Municipal Securities Trust Certificates, Series 9054, 144A, 3.05%*, 4/20/2011	1,800,000	1,800,000
Michigan, State General Obligation, Series A, 3.5%, 9/30/2005	25,000,000	25,142,365
Michigan, Strategic Fund, Limited Obligation Revenue, Lapeer Technologies LLC, AMT, 3.15%*, 2/1/2020, JP Morgan Chase Bank (c)	2,490,000	2,490,000
Sterling Heights, MI, Economic Development Corp., Limited Obligation Revenue, Kunath Enterprises LLC Project, AMT, 3.15%*, 2/1/2016, JPMorgan Chase Bank (c)	870,000	870,000
		44,362,365
Minnesota 0.3%
Elk River, MN, Independent School District No. 728, Series II-R 204, 144A, 3.09%*, 2/1/2015 (b)	2,865,000	2,865,000
Missouri 0.8%
Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 3.07%*, 3/1/2030, American National Bank & Trust (c)	8,000,000	8,000,000
Nebraska 0.0%
Nebraska, Investment Finance Authority, Single Family Housing Revenue, Series G, AMT, 3.09%*, 9/1/2022	195,000	195,000
Nevada 0.2%
Las Vegas Valley, NV, Water District, Series B-10, 144A, 3.08%*, 6/1/2024 (b)	2,080,000	2,080,000
New Hampshire 1.1%
New Hampshire, Business Finance Authority, Exempt Facilities Revenue, Waste Management of NH, Inc. Project, AMT, 3.05%*, 9/1/2012, Wachovia Bank NA (c)	10,500,000	10,500,000
New Jersey 5.2%
New Jersey, Economic Development Authority Revenue, Series R-331, 144A, 3.02%*, 12/15/2015 (b)	4,200,000	4,200,000
New Jersey, Economic Development Authority, Special Facility Revenue, Newark Container LLC, AMT, 3.02%*, 7/1/2030, Citibank NA (c)	150,000	150,000
New Jersey, Economic Development Authority, Water Facilities Revenue, United Water NJ, Inc. Project, Series A, 3.03%*, 11/1/2026 (b)	1,300,000	1,300,000
New Jersey, State Tax Anticipation Notes, Series A, 3.0%, 6/24/2005	9,300,000	9,314,208
New Jersey, State Transitional Trust Fund Authority:
Series PA-802, 144A, 3.01%*, 12/15/2009 (b)	2,325,000	2,325,000
Series PT-2492, 144A, 3.02%*, 12/15/2015 (b)	9,995,000	9,995,000
Series PT-2489, 144A, 3.02%*, 12/15/2017 (b)	22,270,000	22,270,000
New Jersey, State Transportation Corp. Certificates, Series PA-785, 144A, 3.02%*, 9/15/2015 (b)	850,000	850,000
New Jersey, State Turnpike Authority Revenue, Series A10, 144A, 3.05%*, 1/1/2016 (b)	300,000	300,000
Salem County, NJ, Industrial Pollution Control, Financing Authority Revenue, E.I. Du Pont de Nemours and Co., 2.25%*, 3/1/2012	600,000	600,000
		51,304,208
New Mexico 1.4%
New Mexico, State Tax & Revenue Anticipation Notes, Series 2004-A, 3.0%, 6/30/2005	14,000,000	14,025,127
New York 3.0%
Hempstead, NY, Industrial Development Agency, Trigen-Nassua Energy, AMT, 3.04%*, 9/15/2015, Societe Generale (c)	1,000,000	1,000,000
New York, Housing Finance Agency Revenue, Series E-39, AMT, 3.04%*, 11/15/2031	2,200,000	2,200,000
New York, State Environmental Facilities Corp., State Clean Water & Drinking, Pooled Financing Program, Series A, 3.0%, 5/15/2005	2,380,000	2,380,936
New York, NY, City Housing Development Corp., Mortgage Revenue, Multi-Family Columbus Apartments, Series A, 3.0%*, 3/15/2025	300,000	300,000
New York, NY, City Transitional Finance Authority Revenue, NYC Recovery, Series 1, 3.04%*, 11/1/2022	3,000,000	3,000,000
New York, NY, General Obligation, Series R-4066, 144A, 3.02%*, 11/1/2015 (b)	8,605,000	8,605,000
New York, NY, Housing Finance Agency Revenue, Multi-Family Housing, Series A, AMT, 3.02%*, 11/1/2028 (b)	3,455,000	3,455,000
New York, NY, Municipal Securities Trust Receipts, Series SG-109, 144A, 3.02%*, 6/1/2027	6,800,000	6,800,000
Port Authority of New York and New Jersey, Special Obligation Revenue, AMT, Series PT-1755, 144A, 3.08%*, 6/1/2011 (b)	550,000	550,000
Yates County, NY, Industrial Development Agency, Civic Facility Revenue, Series B, 3.02%*, 9/1/2015, KeyBank NA (c)	1,090,000	1,090,000
		29,380,936
Ohio 1.9%
Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project, 3.07%*, 6/1/2032, Wachovia Bank NA (c)	3,885,000	3,885,000
Cuyahoga, OH, Community College District, General Receipts, Series B, 3.02%*, 12/1/2032 (b)	3,790,000	3,790,000
Ohio, Higher Educational Facilities Community Revenue, Pooled Program, Series C, 3.05%*, 9/1/2025, Fifth Third Bank (c)	1,495,000	1,495,000
Stark County, OH, Port Authority Revenue, Community Action Agency Project, 3.1%*, 12/1/2022, Bank One NA (c)	3,525,000	3,525,000
Summit County, OH, Revenue Anticipation Bond, Western Reserve Academy Project, 3.02%*, 10/1/2027, KeyBank NA (c)	5,940,000	5,940,000
		18,635,000
Oklahoma 0.8%
Blaine County, OK, Industrial Development Authority, Seaboard Farms, Inc. Project, AMT, 3.05%*, 11/1/2018, SunTrust Bank (c)	3,700,000	3,700,000
Oklahoma, Housing Finance Agency, Single Family Revenue, Series L51J-D, AMT, 144A, 3.13%*, 3/1/2035	2,995,000	2,995,000
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 3.02%*, 7/1/2032 (b)	1,000,000	1,000,000
		7,695,000
Oregon 3.2%
Oregon, Department Administrative Services, Certificates of Participation, Series PT-1679, 144A, 3.02%*, 11/1/2012 (b)	4,125,000	4,125,000
Oregon, Tax Anticipation Notes, Series A, 3.0%, 6/30/2005	19,000,000	19,038,142
Portland, OR, Sewer Systems Revenue, Series PT-2435, 144A, 3.02%*, 10/1/2023 (b)	8,000,000	8,000,000
		31,163,142
Pennsylvania 7.5%
Allegheny County, PA, Hospital Development Authority Revenue, Health Care Dialysis Clinic, 3.0%*, 12/1/2019, Bank of America NA (c)	300,000	300,000
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 3.01%*, 7/1/2023, Wachovia Bank NA (c)	4,300,000	4,300,000
Dallastown, PA, General Obligation, Area School District, 3.05%*, 2/1/2018 (b)	3,640,000	3,640,000
Dauphin County, PA, General Authority, Education & Health Loan Program, 3.05%*, 11/1/2017 (b)	11,840,000	11,840,000
Pennsylvania, Economic Development Financing Authority, Amtrak Project, Series B, AMT, 3.09%*, 11/1/2041, Morgan Guaranty Trust (c)	16,110,000	16,110,000
Pennsylvania, State Higher Educational Assistance Agency, Student Loan Revenue, Series A, AMT, 3.05%*, 3/1/2027 (b)	5,655,000	5,655,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, University Properties, Student Housing, Series A, 3.01%*, 8/1/2035, Citizens Bank (c)	3,350,000	3,350,000
Pennsylvania, State Higher Educational Facilties Authority Hospital Revenue, Series MT-042, 144A, 3.05%*, 1/1/2024	28,600,000	28,600,000
		73,795,000
Puerto Rico 1.1%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.0%*, 10/1/2008	11,000,000	11,000,000
South Carolina 0.3%
South Carolina, Public Service Authority, Series SG-32, 144A, 3.02%*, 1/1/2023	2,705,000	2,705,000
Tennessee 0.9%
Marion County, TN, Industrial & Environmental Development Board, Valmont Industries, Inc. Project, AMT, 3.05%*, 6/1/2025, Wachovia Bank NA (c)	8,500,000	8,500,000
Texas 17.8%
Clear Creek, TX, Independent School District, Series 04, 144A, 3.08%*, 2/15/2029 (b)	5,845,000	5,845,000
Galena Park, TX, Independent School District, Series SG-153, 144A, 3.02%*, 8/15/2023	9,250,000	9,250,000
Harris County, TX, Health Facilities Development Corp. Hospital Revenue, Children's Hospital, Series B-1, 3.04%*, 10/1/2029 (b)	1,650,000	1,650,000
Harris County, TX, Health Facilities Development Corp. Revenue, The Methodist System, Series B, 2.07%*, 12/1/2032	30,000,000	30,000,000
Harris County, TX, Health Facilities Development Corp. Revenue, YMCA Greater Houston Area, 3.05%*, 7/1/2037, JP Morgan Chase Bank (c)	1,400,000	1,400,000
Hidalgo County, TX, General Obligation, Public Improvements, Series R-2148, 144A, 3.03%*, 8/15/2024 (b)	7,390,000	7,390,000
Houston, TX, Airport System Revenue, Series SG-161, 144A, 3.04%*, 7/1/2032 (b)	6,000,000	6,000,000
Houston, TX, Health Facilities Development Corp., Retirement Facility Revenue, Buckingham Senior Living Center, Series C, 3.01%*, 2/15/2034, LaSalle Bank NA (c)	4,500,000	4,500,000
Houston, TX, Tax & Revenue Anticipation Notes, 3.0%, 6/30/2005	13,200,000	13,221,564
Houston, TX, Utility Systems Revenue:
2.05%, 5/12/2005	10,000,000	10,000,000
2.08%, 6/2/2005	10,000,000	10,000,000
2.08%, 6/6/2005	10,000,000	10,000,000
Houston, TX, Water & Sewer System Revenue, Municipal Trust Receipts, Series SG-120, 144A, 3.02%*, 12/1/2023	5,800,000	5,800,000
Mesquite, TX, General Obligation, Independent School District, 3.0%*, 8/15/2025	2,255,000	2,255,000
North Texas, Higher Education Authority, Student Loan Revenue, Series A, AMT, 3.03%*, 12/1/2038, LLoyds TSB Bank PLC (c)	1,200,000	1,200,000
Northside, TX, Independent School District, Series 758, 144A, 3.03%*, 2/15/2013	3,000,000	3,000,000
San Antonio, TX, Electric & Gas Revenue, Series PT-1706, 144A, 3.03%*, 8/1/2012	6,910,000	6,910,000
San Antonio, TX, Water Supply System, 2.25%, 5/9/2005	3,000,000	3,000,000
Texas, State Tax & Revenue Anticipation Notes, 3.0%, 8/31/2005	31,600,000	31,702,417
Texas, University of Texas Permanent University Fund, Series RR-II-R-7517, 144A, 3.03%*, 7/1/2020	5,175,000	5,175,000
Wylie, TX, Independent School District, Series R-3004, 144A, 3.03%*, 8/15/2022	6,640,000	6,640,000
		174,938,981
Utah 0.5%
Alpine, UT, General Obligation, School District, Floater-PT-436, 144A, 3.02%*, 3/15/2009	595,000	595,000
Heber City, UT, Industrial Development Revenue, Industrial Parkway Properties LLC Project, AMT, 3.15%*, 7/1/2033, US Bank NA (c)	3,350,000	3,350,000
Utah, Housing Finance Agency, Single Family Mortgage, Series E-1, AMT, 3.09%*, 7/1/2031	1,025,000	1,025,000
		4,970,000
Vermont 1.4%
Vermont, Municipal Bond Bank, Series R, 144A, 3.03%*, 12/1/2021 (b)	6,350,000	6,350,000
Vermont, Student Assistance Corp., Student Loan Revenue, 2.3%*, 1/1/2008, State Street Bank & Trust Co. (c)	7,490,000	7,490,000
		13,840,000
Washington 3.0%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue, Series 781, 144A, 3.03%*, 11/1/2012 (b)	4,400,000	4,400,000
King County, WA, Public Hospital District No. 002, Series R-6036, 144A, 3.03%*, 12/1/2023 (b)	4,000,000	4,000,000
Lewis County, WA, Public Utilities District Number 1, 144A, 3.03%*, 10/1/2023 (b)	6,360,000	6,360,000
Seattle, WA, Housing Authority Revenue, Newholly Project, Phase III, AMT, 3.07%*, 12/1/2034, KeyBank NA (c)	2,420,000	2,420,000
Seattle, WA, Water System Revenue, Series R-4006, 144A, 3.03%*, 9/1/2022 (b)	4,970,000	4,970,000
Washington, State General Obligation:
Series 744, 144A, 3.03%*, 1/1/2013 (b)	5,140,000	5,140,000
Series A-11, 144A, 3.08%*, 6/1/2017 (b)	2,770,000	2,770,000
		30,060,000
Wisconsin 1.7%
Pewaukee, WI, Industrial Development Revenue, Gunner Press & Finishing Project, AMT, 3.15%*, 9/1/2020, Bank One Wisconsin (c)	1,380,000	1,380,000
Whitewater, WI, Industrial Development Revenue, MacLean Fogg Co., Project, AMT, 3.0%*, 12/1/2009, Bank of America (c)	3,000,000	3,000,000
Wisconsin, General Obligation, Series A, 2.0%, 5/1/2005 (b)	8,270,000	8,270,000
Wisconsin, Health & Educational Facilities Authority Revenue, Franciscan Sisters, Series B, 3.0%*, 9/1/2033, Marshall & Ilsley (c)	3,800,000	3,800,000
		16,450,000
Multi-State 0.6%
ABN AMRO, Munitops Certificates Trust, General Obligation, Series 2004-38, 144A, 3.04%*, 2/15/2011	6,205,000	6,205,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $961,430,004) (a)	97.7	961,430,004
Other Assets and Liabilities, Net	2.3	23,072,438
Net Assets	100.0	984,502,442

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of April 30, 2005.

(a) Cost for federal income tax purposes was $961,430,004.

(b) Bond is insured by one of these companies:

		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	9.0
FGIC	Financial Guaranty Insurance Company	2.5
FSA	Financial Security Assurance	6.7
MBIA	Municipal Bond Investors Assurance	9.6

(c) The security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of April 30, 2005
Assets	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Investments: Investments in securities, at amortized cost	$ 4,030,266,643	$ 1,120,387,622	$ 961,430,004
Repurchase agreements, at amortized cost	176,685,000	1,019,287,000	—
Total investments in securities, at amortized cost	4,206,951,643	2,139,674,622	961,430,004
Cash	—	877	—
Receivable for investments sold	35,000	—	19,580,156
Interest receivable	6,447,583	2,838,201	6,444,652
Receivable for Fund shares sold	124,032	112,754	—
Other assets	135,746	33,423	54,292
Total assets	4,213,694,004	2,142,659,877	987,509,104
Liabilities
Payable for investments purchased	—	22,585,460	—
Due to custodian bank	9,996	—	972,459
Dividends payable	378,288	111,476	1,326,934
Payable for Fund shares redeemed	610,466	669,693	272,056
Accrued management fee	539,128	267,633	143,460
Other accrued expenses and payables	3,631,429	1,989,032	291,753
Total liabilities	5,169,307	25,623,294	3,006,662
Net assets, at value	$ 4,208,524,697	$ 2,117,036,583	$ 984,502,442
Net Assets
Net assets consist of: Undistributed net investment income	107,749	12,056	6,227
Accumulated net realized gain (loss)	(785,503)	(632)	(34,001)
Paid-in capital	4,209,202,451	2,117,025,159	984,530,216
Net assets, at value	$ 4,208,524,697	$ 2,117,036,583	$ 984,502,442

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of April 30, 2005 (continued)
Net Asset Value	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Davidson Cash Equivalent Shares Net assets applicable to shares outstanding	$ 316,326,566	$ 231,268,261	$ 33,628,547
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	316,326,539	231,268,287	33,628,188
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00
Davidson Cash Equivalent Plus Shares Net assets applicable to shares outstanding	$ 109,113,435	$ 85,680,155	$ —
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	109,113,426	85,680,165	—
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ —
Institutional Shares* Net assets applicable to shares outstanding	$ 74,652,199	$ —	$ 412,542,386
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	74,649,314	—	412,567,536
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ —	$ 1.00
Institutional Select Money Market Shares Net assets applicable to shares outstanding	$ 1,242	$ —	$ —
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	1,241	—	—
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ —	$ —
Tax-Exempt Cash Managed Shares Net assets applicable to shares outstanding	$ —	$ —	$ 417,470,367
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	—	—	417,482,502
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ —	$ —	$ 1.00
Premier Money Market Shares Net assets applicable to shares outstanding	$ 3,380,904,367	$ 1,799,743,552	$ 120,726,385
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	3,380,777,158	1,799,730,652	120,729,295
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00

* Institutional Money Market Shares of the Money Market Portfolio and Scudder Tax-Exempt Cash Institutional Shares of the Tax-Exempt Portfolio.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of April 30, 2005 (continued)
	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Premium Reserve Money Market Shares Net assets applicable to shares outstanding	$ 327,092,909	$ —	$ —
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	327,009,001	—	—
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ —	$ —
Service Shares Net assets applicable to shares outstanding	$ 433,979	$ 344,615	$ 134,757
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	434,877	344,115	134,766
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended April 30, 2005
Investment Income	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Income: Interest	$ 74,789,250	$ 35,327,905	$ 17,251,114
Expenses: Management fee	6,250,764	2,974,584	1,783,751
Services to shareholders	10,190,113	5,895,744	774,091
Custodian fees	194,100	60,456	54,958
Distribution service fees	17,930,289	9,125,710	1,468,089
Auditing	46,246	37,220	38,950
Legal	73,659	43,171	46,994
Trustees' fees and expenses	75,490	69,118	55,831
Reports to shareholders	284,864	235,093	59,163
Registration fees	130,684	95,423	74,583
Other	157,477	64,589	44,874
Total expenses, before expense reductions	35,333,686	18,601,108	4,401,284
Expense reductions	(149,823)	(142,040)	(20,583)
Total expenses, after expense reductions	35,183,863	18,459,068	4,380,701
Net investment income	39,605,387	16,868,837	12,870,413
Net realized gain (loss) on investment transactions	1,874	(632)	(31,164)
Net increase from payments by affiliates and net gains realized on the disposal of investments in violation of restrictions	—	—	5,041
Net increase (decrease) in net assets resulting from operations	$ 39,607,261	$ 16,868,205	$ 12,844,290

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Money Market Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2005	2004
Operations: Net investment income	$ 39,605,387	$ 5,610,385
Net realized gain (loss) on investment transactions	1,874	86,771
Net increase in net assets resulting from operations	39,607,261	5,697,156
Distributions to shareholders from: Net investment income: Davidson Cash Equivalent Shares	(2,426,184)	—
Davidson Cash Equivalent Plus Shares	(860,296)	—
Institutional Money Market Shares	(1,599,818)	(952,664)
Institutional Select Money Market Shares	(21)	(9)
Premier Money Market Shares	(30,622,657)	(3,416,386)
Premium Reserve Money Market Shares	(4,091,309)	(1,191,736)
Service Shares	(4,876)	(1,145)
Portfolio share transactions: Proceeds from shares sold	3,693,493,597	3,642,546,705
Reinvestment of distributions	38,220,516	5,149,061
Cost of shares redeemed	(2,812,299,102)	(3,625,088,308)
Net increase (decrease) in net assets from Fund share transactions	919,415,011	22,607,458
Increase (decrease) in net assets	919,417,111	22,742,674
Net assets at beginning of period	3,289,107,586	3,266,364,912
Net assets at end of period (Including undistributed net investment income of $107,749 and $107,523, respectively)	$ 4,208,524,697	$ 3,289,107,586

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	Government & Agency Securities Portfolio		Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,		Years Ended April 30,
	2005	2004	2005	2004
Operations: Net investment income	$ 16,868,837	$ 1,733,095	$ 12,870,413	$ 5,096,102
Net realized gain (loss) on investment transactions	(632)	17,751	(31,164)	(1,534)
Net increase from payments by affiliates and net gains realized on the disposal of investments in violation of restrictions	—	—	5,041	—
Net increase in net assets resulting from operations	16,868,205	1,750,846	12,844,290	5,094,568
Distributions to shareholders from: Net investment income: Davidson Cash Equivalent Shares	(1,770,855)	—	(185,447)	—
Davidson Cash Equivalent Plus Shares	(664,293)	—	—	—
Scudder Tax-Exempt Cash Institutional Shares	—	—	(6,945,982)	(2,953,925)
Tax-Exempt Cash Managed Shares	—	—	(5,201,247)	(1,791,729)
Premier Money Market Shares	(14,432,125)	(1,736,051)	(778,626)	(166,153)
Service Shares	(1,805)	(483)	(1,175)	(249)
Portfolio share transactions: Proceeds from shares sold	1,494,650,195	898,083,360	4,462,777,205	2,822,757,803
Reinvestment of distributions	16,753,829	1,734,489	3,220,556	526,532
Cost of shares redeemed	(949,893,541)	(1,069,282,659)	(4,403,612,919)	(2,626,407,377)
Net increase (decrease) in net assets from Fund share transactions	561,510,483	(169,464,810)	62,384,842	196,876,958
Increase (decrease) in net assets	561,509,610	(169,450,498)	62,116,655	197,059,470
Net assets at beginning of period	1,555,526,973	1,724,977,471	922,385,787	725,326,317

Net assets at end of period (including undistributed net investment income of $12,056 and $12,297, respectively, for the Government & Agency Securities Portfolio and undistributed net investment income of $6,227 and $248,291, respectively, for the Tax-Exempt Portfolio)

	$ 2,117,036,583	$ 1,555,526,973	$ 984,502,442	$ 922,385,787

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio — Davidson Cash Equivalent Shares

2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00
Net investment income	.008
Less distributions from net investment income	(.008)
Net asset value, end of period	$ 1.00
Total Return (%)[c]	.82**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	316
Ratio of expenses before expense reductions (%)	1.01*
Ratio of expenses after expense reductions (%)	.95*
Ratio of net investment income (%)	1.48*

Money Market Portfolio — Davidson Cash Equivalent Plus Shares

2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00
Net investment income	.009
Less distributions from net investment income	(.009)
Net asset value, end of period	$ 1.00
Total Return (%)[c]	.90**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	109
Ratio of expenses before expense reductions (%)	.82*
Ratio of expenses after expense reductions (%)	.80*
Ratio of net investment income (%)	1.63*

a For the period from September 27, 2004 (commencement of operations) to April 30, 2005.

b For the period from September 28, 2004 (commencement of operations) to April 30, 2005.

c Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Government & Agency Securities Portfolio — Davidson Cash Equivalent Shares

2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00
Net investment income	.008
Less distributions from net investment income	(.008)
Net asset value, end of period	$ 1.00
Total Return (%)[c]	.80**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	231
Ratio of expenses before expense reductions (%)	1.03*
Ratio of expenses after expense reductions (%)	.95*
Ratio of net investment income (%)	1.46*

Government & Agency Securities Portfolio — Davidson Cash Equivalent Plus Shares

2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00
Net investment income	.009
Less distributions from net investment income	(.009)
Net asset value, end of period	$ 1.00
Total Return (%)[c]	.87**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	86
Ratio of expenses before expense reductions (%)	.82*
Ratio of expenses after expense reductions (%)	.80*
Ratio of net investment income (%)	1.62*

a For the period from September 27, 2004 (commencement of operations) to April 30, 2005.

b For the period from October 4, 2004 (commencement of operations) to April 30, 2005.

c Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Tax-Exempt Portfolio — Davidson Cash Equivalent Shares

2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00
Net investment income	.006
Less distributions from net investment income	(.006)
Net asset value, end of period	$ 1.00
Total Return (%)[b]	.58**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34
Ratio of expenses before expense reductions (%)	.88*
Ratio of expenses after expense reductions (%)	.85*
Ratio of net investment income (%)	1.03*

a For the period from September 28, 2004 (commencement of operations) to April 30, 2005.

b Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Money Market Portfolio offers seven classes of shares: Davidson Cash Equivalent Shares (commencement of operations September 27, 2004), Davidson Cash Equivalent Plus Shares (commencement of operations September 28, 2004), Institutional Money Market Shares, Institutional Select Money Market Shares, Premier Money Market Shares, Premium Reserve Money Market Shares and Service Shares. Government & Agency Securities Portfolio offers four classes of shares: Davidson Cash Equivalent Shares (commencement of operations September 27, 2004), Davidson Cash Equivalent Plus Shares (commencement of operations October 4, 2004), Premier Money Market Shares and Service Shares. Tax-Exempt Portfolio offers five classes of shares: Davidson Cash Equivalent Shares (commencement of operations September 28, 2004), Scudder Tax-Exempt Cash Institutional Shares, Scudder Tax-Exempt Cash Managed Shares, Premier Money Market Shares and Service Shares. The financial highlights for the Service and Premier Money Market Shares of each Portfolio, the Institutional Money Market Shares and Institutional Select Money Market Shares of the Money Market Portfolio, the Scudder Tax-Exempt Cash Institutional Shares of the Tax-Exempt Portfolio, the Premium Reserve Money Market Shares of the Money Market Portfolio and the Scudder Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio are provided separately and are available upon request.

Each Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that portfolio, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolios have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolios' claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

During the year ended April 30, 2005, the Money Market Portfolio utilized approximately $1,874 of its capital loss carryforward. At April 30, 2005, the Money Market Portfolio had a net tax basis capital loss carryforward of approximately ($786,000) which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2010, the expiration date, whichever occurs first.

At April 30, 2005, the Government & Agency Portfolio had a net tax basis capital loss carryforward of approximately ($600) which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2013, the expiration date, whichever occurs first.

At April 30, 2005, the Tax-Exempt Portfolio had a net tax basis capital loss carryforward of approximately ($34,000) which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2012 ($7,900) and April 30, 2013 ($26,100), the respective expiration dates, whichever occurs first.

Distribution of Income. Net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolios.

At April 30, 2005, the Portfolios' components of distribute earnings on a tax-basis are as follows:

Money Market Portfolio:
Undistributed ordinary income	$ 513,713
Undistributed net long-term capital gains	$ —
Capital loss carryforwards	$ (786,000)
Government & Agency Securities Portfolio:
Undistributed ordinary income	$ 129,489
Undistributed net long-term capital gains	$ —
Capital loss carryforwards	$ (600)
Tax-Exempt Portfolio:
Undistributed ordinary income	$ 1,342,417
Undistributed net long-term capital gains	$ —
Capital loss carryforwards	$ (34,000)

In addition, during the years ended April 30, 2005 and April 30, 2004, the tax character of distributions paid to shareholders by each Portfolio is summarized as follows:

Portfolio	2005	2004
Money Market Portfolio:
Distributions from ordinary income	$ 39,605,161	$ 5,561,940
Government & Agency Securities Portfolio:
Distributions from ordinary income	$ 16,869,078	$ 1,736,534
Tax-Exempt Portfolio:
Distributions from ordinary income	$ 13,112,477	$ 4,912,056

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Contingencies. In the normal course of business, the Portfolios may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement, Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to 1/12 of the annual rate of 0.22% of the first $500,000,000 of the Portfolios' combined average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the the year ended April 30, 2005, the Portfolios incurred management fees equivalent to the following annual effective rates of each Portfolio's average daily net assets:

Portfolio	Annual Effective Rate (%)
Money Market Portfolio	.16
Government & Agency Securities Portfolio	.16
Tax-Exempt Portfolio	.16

The Advisor and certain of its subsidiaries have voluntarily agreed to maintain the annualized expenses at 0.95%, 0.95% and 0.85% of the Davidson Cash Equivalent Shares of the Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, 0.80% and 0.80% of the Davidson Cash Equivalent Plus Shares of the Money Market Portfolio and Government & Agency Securities Portfolio, respectively, 0.25% of the Institutional Money Market Shares of the Money Market Portfolio and 0.20% of the Institutional Select Money Market Shares of the Money Market Portfolio for the year ended April 30, 2005. Effective March 17, 2005 through July 31, 2006, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses at 1.00% of the Service Shares of the Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Certain expenses such as taxes, brokerage and interest expense are excluded from the expense limitation.

In addition, the Advisor has agreed to voluntarily waive expenses as necessary to maintain a minimum yield. The waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain shareholder service fees shown below on the Premier Money Market Shares of the Government & Agency Securities Portfolio and Service Shares of the Government & Agency Securities and Tax-Exempt Portfolios.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. For the the year ended April 30, 2005, the amounts charged to the Portfolios by SISC were as follows:

Portfolio	Total Aggregated	Waived	Unpaid at April 30, 2005
Money Market Portfolio:
Davidson Cash Equivalent Shares	$ 424,286	$ 96,544	$ 52,072
Davidson Cash Equivalent Plus Shares	89,715	11,222	21,599
Institutional Money Market Shares	23,686	—	3,848
Institutional Select Money Market Shares*	—	—	—
Premier Money Market Shares	8,952,852	—	1,516,136
Premium Reserve Money Market Shares	341,816	—	55,506
Service Shares	1,975	147	—
Government & Agency Securities Portfolio:
Davidson Cash Equivalent Shares	$ 334,499	$ 92,770	$ 20,440
Davidson Cash Equivalent Plus Shares	69,908	8,672	12,674
Premier Money Market Shares	5,324,806	19,400	849,569
Service Shares	1,582	238	214
Tax-Exempt Portfolio:
Davidson Cash Equivalent Shares	$ 21,708	$ 3,976	$ 3,322
Scudder Tax-Exempt Cash Institutional Shares	13,404	—	1,511
Tax-Exempt Cash Managed Shares	325,485	—	55,421
Premier Money Market Shares	371,067	—	33,330
Service Shares	433	18	65

* Fee for period is less than $1.

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. SISC compensates DST out of the shareholder servicing fee it receives from the Portfolios.

Distribution Service Agreement. The Trust has a distribution service agreement with Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor. For its services as primary distributor, the Trust pays SDI an annual fee ("Distribution Fee") of 0.30% of the average daily net assets of the Davidson Cash Equivalent Shares of each Portfolio, 0.25% of the average daily net assets of the Davidson Cash Equivalent Plus Shares of the Money Market Portfolio and Government & Agency Securities Portfolio, 0.60%, 0.60% and 0.50% of average daily net assets for the Service Shares of the Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, 0.25% of average daily net assets for the Premier Money Market Shares of the Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, up to 0.075% (currently 0.01%) of the average daily net assets for the Institutional Money Market Shares of the Money Market Portfolio and 0.10% of the average daily net assets for the Premium Reserve Shares of the Money Market Portfolio.

For the year ended April 30, 2005, the Distribution Fee was as follows:

Portfolio	Distribution Fee	Unpaid at April 30, 2005
Money Market Portfolio:
Davidson Cash Equivalent Shares	$ 493,993	$ 79,761
Davidson Cash Equivalent Plus Shares	131,910	22,006
Institutional Money Market Shares	9,717	722
Premier Money Market Shares	8,008,803	701,758
Premium Reserve Money Market Shares	298,476	26,416
Service Shares	4,301	232
Government & Agency Securities Portfolio:
Davidson Cash Equivalent Shares	$ 364,832	$ 58,629
Davidson Cash Equivalent Plus Shares	102,805	17,571
Premier Money Market Shares	4,134,978	370,283
Service Shares	1,849	155
Tax-Exempt Portfolio:
Davidson Cash Equivalent Shares	$ 54,270	$ 8,536
Premier Money Market Shares	358,117	24,335
Service Shares	721	59

In addition, SDI provides information and administrative services to the Davidson Cash Equivalent Shares of each Portfolio, the Davidson Cash Equivalent Plus Shares of the Money Market Portfolio and Government & Agency Securities Portfolio, the Premier Money Market Shares of the Money Market Portfolio, Government & Agency Securities Portfolio and the Tax-Exempt Portfolio, the Premium Reserve Money Market Shares and the Institutional Money Market Shares of the Money Market Portfolio and the Scudder Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio which pay SDI a fee ("Service Fee") as follows:

The Davidson Cash Equivalent Shares of each Portfolio pay SDI an annual fee of 0.25% of average daily net assets. The Davidson Cash Equivalent Plus Shares of the Money Market Portfolio and Government & Agency Securities Portfolio pay SDI an annual fee of 0.20% of average daily net assets. The Premier Money Market Shares of each Portfolio pay SDI an annual fee of 0.25% of average daily net assets. The Premium Reserve Money Market Shares of the Money Market Portfolio pay SDI an annual fee of 0.15% of average daily net assets. The Institutional Money Market Shares of the Money Market Portfolio pay SDI an annual fee of up to 0.075% (currently 0.01%) of average daily net assets. The Scudder Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio pay SDI an annual fee of up to 0.25% (currently 0.15%) of average daily net assets. A portion of these fees may be paid pursuant to a Rule 12b-1 Plan.

For the year ended April 30, 2005, the Service Fee was as follows:

Portfolio	Service Fee	Unpaid at April 30, 2005
Money Market Portfolio:
Davidson Cash Equivalent Shares	$ 411,657	$ 66,057
Davidson Cash Equivalent Plus Shares	105,536	17,730
Institutional Money Market Shares	9,717	711
Premier Money Market Shares	8,008,801	690,025
Premium Reserve Money Market Shares	447,378	39,624
Government & Agency Securities Portfolio:
Davidson Cash Equivalent Shares	$ 304,027	$ 51,965
Davidson Cash Equivalent Plus Shares	82,241	14,103
Premier Money Market Shares	4,134,978	374,020
Portfolio	Service Fee	Unpaid at April 30, 2005
Tax-Exempt Portfolio:
Davidson Cash Equivalent Shares	$ 45,226	$ 6,953
Tax-Exempt Cash Managed Shares	651,638	54,430
Premier Money Market Shares	358,117	22,577

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Insurance Brokerage Commissions. The Portfolios paid insurance premiums to an unaffiliated insurance broker in 2002 and 2003. This broker in turn paid a portion of its commissions to an affiliate of the Advisor, which performed certain insurance brokerage services for the broker. The Advisor has reimbursed the Portfolios for the portion of commissions (plus interest) paid to the affiliate of the Advisor attributable to the premiums paid by the Portfolios. The amounts for 2002 and 2003 were as follows:

Portfolio	2002	2003
Money Market Portfolio	$ 3,343	$ 1,007
Government & Agency Securities Portfolio	758	504
Tax-Exempt Portfolio	366	267

3. Expense Reductions

For the year ended April 30, 2005, the Advisor has agreed to reimburse the Trust the following amounts, which represent a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider:

Portfolio	Amount ($)
Money Market Portfolio	39,854
Government & Agency Securities Portfolio	19,358
Tax-Exempt Portfolio	16,029

In addition, the Trust has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Portfolio's expenses. During the year ended April 30, 2005, the Money Market Portfolio's, Government & Agency Securities Portfolio's and Tax-Exempt Portfolio's custody fees were reduced as follows:

Portfolio	Amount ($)
Money Market Portfolio	2,056
Government & Agency Securities Portfolio	1,602
Tax-Exempt Portfolio	560

4. Line of Credit

The Trust and several other affiliated funds (the "Participants") share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Portfolios:

Money Market Portfolio	Year Ended April 30, 2005		Year Ended April 30, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Davidson Cash Equivalent Shares*	482,713,708	$ 482,713,708	—	$ —
Davidson Cash Equivalent Plus Shares**	175,333,419	175,333,419	—	—
Institutional Money Market Shares	284,068,975	284,068,975	243,026,732	243,027,111
Institutional Select Money Market Shares	—	—	207	207
Premier Money Market Shares	2,099,220,930	2,099,220,930	2,883,284,993	2,883,296,580
Premium Reserve Money Market Shares	649,802,859	649,802,859	511,412,653	511,413,148
Service Shares	2,353,706	2,353,706	4,797,136	4,809,659
		$ 3,693,493,597		$ 3,642,546,705
Shares issued to shareholders in reinvestment of distributions
Davidson Cash Equivalent Shares*	2,408,404	$ 2,408,404	—	$ —
Davidson Cash Equivalent Plus Shares**	853,710	853,710	—	—
Institutional Money Market Shares	1,580,498	1,580,498	848,891	848,891
Institutional Select Money Market Shares	21	21	9	9
Premier Money Market Shares	30,412,821	30,412,821	3,403,721	3,403,721
Premium Reserve Money Market Shares	2,960,491	2,960,491	895,295	895,295
Service Shares	4,571	4,571	1,145	1,145
		$ 38,220,516		$ 5,149,061
Shares redeemed
Davidson Cash Equivalent Shares*	(168,795,573)	$ (168,795,573)	—	$ —
Davidson Cash Equivalent Plus Shares**	(67,073,703)	(67,073,703)	—	—
Institutional Money Market Shares	(316,541,585)	(316,541,585)	(248,329,358)	(248,329,738)
Institutional Select Money Market Shares	—	—	—	—
Premier Money Market Shares	(1,673,996,930)	(1,673,996,930)	(2,984,475,523)	(2,984,487,247)
Premium Reserve Money Market Shares	(582,814,600)	(582,814,600)	(387,041,574)	(387,042,059)
Service Shares	(3,076,711)	(3,076,711)	(5,216,785)	(5,229,264)
		$ (2,812,299,102)		$ (3,625,088,308)
Net increase (decrease)
Davidson Cash Equivalent Shares*	316,326,539	$ 316,326,539	—	$ —
Davidson Cash Equivalent Plus Shares**	109,113,426	109,113,426	—	—
Institutional Money Market Shares	(30,892,112)	(30,892,112)	(4,453,735)	(4,453,736)
Institutional Select Money Market Shares	21	21	216	216
Premier Money Market Shares	455,636,821	455,636,821	(97,786,809)	(97,786,946)
Premium Reserve Money Market Shares	69,948,750	69,948,750	125,266,374	125,266,384
Service Shares	(718,434)	(718,434)	(418,504)	(418,460)
		$ 919,415,011		$ 22,607,458

* For the period from September 27, 2004 (commencement of operations) to April 30, 2005.

** For the period from September 28, 2004 (commencement of operations) to April 30, 2005.

Government & Agency Securities Portfolio	Year Ended April 30, 2005		Year Ended April 30, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Davidson Cash Equivalent Shares*	356,890,282	$ 356,890,282	—	$ —
Davidson Cash Equivalent Plus Shares**	152,302,992	152,302,992	—	—
Premier Money Market Shares	985,131,618	985,131,617	897,537,299	897,537,273
Service Shares	325,304	325,304	546,086	546,087
		$ 1,494,650,195		$ 898,083,360
Shares issued to shareholders in reinvestment of distributions
Davidson Cash Equivalent Shares*	1,758,319	$ 1,758,319	—	$ —
Davidson Cash Equivalent Plus Shares**	659,273	659,273	—	—
Premier Money Market Shares	14,334,474	14,334,474	1,734,016	1,734,016
Service Shares	1,763	1,763	473	473
		$ 16,753,829		$ 1,734,489
Shares redeemed
Davidson Cash Equivalent Shares*	(127,380,314)	$ (127,380,314)	—	$ —
Davidson Cash Equivalent Plus Shares**	(67,282,100)	(67,282,100)	—	—
Premier Money Market Shares	(754,831,386)	(754,831,386)	(1,068,111,645)	(1,068,111,645)
Service Shares	(399,741)	(399,741)	(1,171,014)	(1,171,014)
		$ (949,893,541)		$ (1,069,282,659)
Net increase (decrease)
Davidson Cash Equivalent Shares*	231,268,287	$ 231,268,287	—	$ —
Davidson Cash Equivalent Plus Shares**	85,680,165	85,680,165	—	—
Premier Money Market Shares	244,634,706	244,634,705	(168,840,330)	(168,840,356)
Service Shares	(72,674)	(72,674)	(624,455)	(624,454)
		$ 561,510,483		$ (169,464,810)

* For the period from September 27, 2004 (commencement of operations) to April 30, 2005.

** For the period from October 4, 2004 (commencement of operations) to April 30, 2005.

Tax-Exempt Portfolio	Year Ended April 30, 2005,		Year Ended April 30, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Davidson Cash Equivalent Shares*	71,532,662	$ 71,532,662	—	$ —
Scudder Tax-Exempt Cash Institutional Shares	2,776,213,754	2,776,213,754	1,467,124,587	1,467,124,681
Tax-Exempt Cash Managed Shares	1,171,502,649	1,171,503,395	757,901,854	757,901,854
Premier Money Market Shares	443,434,434	443,434,434	597,538,459	597,538,417
Service Shares	92,960	92,960	192,856	192,851
		$ 4,462,777,205		$ 2,822,757,803
Shares issued to shareholders in reinvestment of distributions
Davidson Cash Equivalent Shares*	183,681	$ 183,681	—	$ —
Scudder Tax-Exempt Cash Institutional Shares	2,252,835	2,252,835	342,172	342,172
Tax-Exempt Cash Managed Shares	36,140	36,140	21,276	21,276
Premier Money Market Shares	746,756	746,756	162,865	162,865
Service Shares	1,144	1,144	219	219
		$ 3,220,556		$ 526,532
Shares redeemed
Davidson Cash Equivalent Shares*	(38,088,155)	$ (38,088,155)	—	$ —
Scudder Tax-Exempt Cash Institutional Shares	(2,696,864,747)	(2,696,864,747)	(1,420,409,393)	(1,420,409,393)
Tax-Exempt Cash Managed Shares	(1,170,764,269)	(1,170,764,269)	(600,438,425)	(600,438,425)
Premier Money Market Shares	(497,782,264)	(497,782,264)	(605,099,717)	(605,099,718)
Service Shares	(113,484)	(113,484)	(459,841)	(459,841)
		$ (4,403,612,919)		$ (2,626,407,377)
Net increase (decrease)
Davidson Cash Equivalent Shares*	33,628,188	$ 33,628,188	—	$ —
Scudder Tax-Exempt Cash Institutional Shares	81,601,842	81,601,842	47,057,366	47,057,460
Tax-Exempt Cash Managed Shares	774,520	775,266	157,484,705	157,484,705
Premier Money Market Shares	(53,601,074)	(53,601,074)	(7,398,393)	(7,398,436)
Service Shares	(19,380)	(19,380)	(266,766)	(266,771)
		$ 62,384,842		$ 196,876,958

* For the period from September 28, 2004 (commencement of operations) to April 30, 2005.

6. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

7. Payments Made by Affiliates

During the year ended April 30, 2005, the Advisor voluntarily reimbursed the Tax-Exempt Portfolio $5,041 for opportunity costs associated with violations of compliance restrictions.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Cash Account Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Cash Account Trust (the "Trust") (comprising the Money Market, Government & Agency Securities and Tax-Exempt Portfolios) (collectively, the "Portfolios"), as of April 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising Cash Account Trust at April 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 16, 2005

Tax Information (Unaudited)

For the Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2005, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-621-1048.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of April 30, 2005. Each individual's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. Each Trustee's term of office extends until the next shareholders' meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, retires, resigns or is removed as provided in the governing documents of the fund.

Independent Trustees
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Shirley D. Peterson (1941) Chairman, 2004-present Trustee, 1995-present

Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Goodyear Tire & Rubber Co. (April 2004-present) ; Champion Enterprises, Inc. (manufactured home building); Wolverine World Wide, Inc. (designer, manufacturer and marketer of footwear) (April 2005-present); Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.

		76
John W. Ballantine (1946) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: First Oak Brook Bancshares, Inc.; Oak Brook Bank; American Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company)	76
Lewis A. Burnham (1933) Trustee, 1977-present	Retired; formerly, Director of Management Consulting, McNulty & Company (1990-1998); prior thereto, Executive Vice President, Anchor Glass Container Corporation	76
Donald L. Dunaway (1937) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994)	76
James R. Edgar (1946) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products)	76
Paul K. Freeman (1950) Trustee, 2002-present	President, Cook Street Holdings (consulting); Senior Visiting Research Scholar, Graduate School of International Studies, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	76
Robert B. Hoffman (1936) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorships: RCP Advisors, LLC (a private equity investment advisory firm)	76
William McClayton (1944) Trustee, 2004-present	Managing Director of Finance and Administration, DiamondCluster International, Inc. (global management consulting firm) (2001-present); formerly, Partner, Arthur Andersen LLP (1986-2001). Formerly: Trustee, Ravinia Festival; Board of Managers, YMCA of Metropolitan Chicago	76
Robert H. Wadsworth (1940) Trustee, 2004-present

President, Robert H. Wadsworth Associates, Inc. (consulting firm) (1983-present). Director, The Germany Fund, Inc. (since 1986), The New Germany Fund, Inc. (since 1992), The Central Europe and Russia Fund, Inc. (since 1990). Formerly, Trustee of New York Board Scudder Funds; President and Trustee, Trust for Investment Managers (registered investment company) (1999-2002). President, Investment Company Administration, L.L.C. (1992*-2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies).

* Inception date of the corporation which was the predecessor to the L.L.C.

		79
John G. Weithers (1933) Trustee, 1993-present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange. Directorships: Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges; Records Management Systems	76
Interested Trustee and Officers[2]
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
William N. Shiebler[4] (1942) Trustee, 2004-present	Vice Chairman, Deutsche Asset Management ("DeAM") and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990-1999)	127
Julian F. Sluyters[4] (1960) President and Chief Executive Officer, 2004-present

Managing Director[3], Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual Fund Operations (1991-1998) UBS Global Asset Management

n/a
Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director[3], Deutsche Asset Management	n/a
Kenneth Murphy[5] (1963) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); formerly, Director, John Hancock Signature Services (1992-2000)	n/a
Paul H. Schubert[4] (1963) Chief Financial Officer, 2004-present

Managing Director[3], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds at UBS Global Asset Management (1994-2004)

n/a
Charles A. Rizzo[5] (1957) Treasurer, 2002-present

Managing Director[3], Deutsche Asset Management (since April 2004); formerly, Director, Deutsche Asset Management (April 2000-March 2004); Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)

n/a
John Millette[5] (1962) Secretary, 2001-present	Director[3], Deutsche Asset Management	n/a
Lisa Hertz[4] (1970) Assistant Secretary, 2003-present	Vice President, Deutsche Asset Management	n/a
Daniel O. Hirsch[6] (1954) Assistant Secretary, 2002-present

Consultant. Formerly, Managing Director, Deutsche Asset Management (2002-2005); Director, Deutsche Asset Management (1999-2002), Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998); Director, Deutsche Global Funds Ltd. (2002-2004)

n/a
Caroline Pearson[5] (1962) Assistant Secretary, 1998-present	Managing Director[3], Deutsche Asset Management	n/a
Kevin M. Gay[5] (1959) Assistant Treasurer, 2004-present	Vice President, Deutsche Asset Management	n/a
Salvatore Schiavone[5] (1965) Assistant Treasurer, 2003-present	Director[3], Deutsche Asset Management	n/a
Kathleen Sullivan D'Eramo[5] (1957) Assistant Treasurer, 2003-present	Director[3], Deutsche Asset Management	n/a
Philip Gallo[4] (1962) Chief Compliance Officer, 2004-present	Managing Director[3], Deutsche Asset Management (2003-present); formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, the length of time served represents the date that each Officer was first elected to serve as an Officer of any fund overseen by the aforementioned common board of Trustees.

2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

3 Executive title, not a board directorship.

4 Address: 345 Park Avenue, New York, New York 10154

5 Address: Two International Place, Boston, Massachusetts 02110

6 Address: One South Street, Baltimore, Maryland 21202

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Notes

Notes

Notes

Notes

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

ITEM 2.         CODE OF ETHICS.

As of the end of the period, April 30, 2005, Cash Account Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its
Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr.
Donald L. Dunaway. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          CASH ACCOUNT TRUST - GOVERNMENT & AGENCY SECURITIES PORTFOLIO
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP
("E&Y"), the Fund's independent registered public accounting firm, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

     Services that the Fund's Independent Registered Public Accounting Firm
                               Billed to the Fund

----------- ----------- ------------------- -------------- -------------------
Fiscal Year    Audit                              Tax Fees         All
   Ended    Fees Billed    Audit-Related         Billed to  Other Fees Billed
  April 30    to Fund   Fees Billed to Fund         Fund        to Fund
----------- ----------- ------------------- -------------- -------------------
2005          $36,114            $0                $4,925          $0
----------- ----------- ------------------- -------------- -------------------
2004          $36,238            $0                $4,925         $364
----------- ----------- ------------------- -------------- -------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance.

  Services that the Fund's Independent Registered Public Accounting Firm Billed
              to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

-------------- ------------------- ---------------------- -------------------
                  Audit-Related                                  All
                  Fees Billed to    Tax Fees Billed to    Other Fees Billed
 Fiscal Year       Adviser and          Adviser and         to Adviser and
    Ended        Affiliated Fund      Affiliated Fund      Affiliated Fund
   April 30     Service Providers    Service Providers    Service Providers
-------------- ------------------- ---------------------- -------------------
2005                 $511,500               $0                    $0
-------------- ------------------- ---------------------- -------------------
2004                 $149,900               $0                    $0
-------------- ------------------- ---------------------- -------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                                       1

                               Non-Audit Services

The following table shows the amount of fees that E&Y billed during the
Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

----------- -------------- -------------------- ------------------ ------------
                               Total Non-Audit
                                Fees billed to
                                 Adviser and
                              Affiliated Fund     Total Non-Audit
                             Service Providers    Fees billed to
                           (engagements related     Adviser and
                             directly to the    Affiliated Fund
                Total          operations and    Service Providers
            Non-Audit Fees financial reporting     (all other        Total of
Fiscal Year Billed to Fund     of the Fund)       engagements)       (A), (B)
   Ended
  April 30        (A)              (B)                 (C)            and (C)
----------- -------------- -------------------- ------------------ ------------
2005            $4,925              $0              $228,856         $233,781
----------- -------------- -------------------- ------------------ ------------
2004            $4,925              $0             $2,795,000       $2,799,925
----------- -------------- -------------------- ------------------ ------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

                                       ***

E&Y recently advised the Fund's Audit Committee that various E&Y member firms provided certain non-audit services to Deutsche Bank entities and affiliates (collectively, the "DB entities") between 2003 and 2005 that raise issues under the SEC auditor independence rules. The DB entities are within the
"Investment Company Complex" (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund.

First, E&Y advised the Audit Committee that in connection with providing permitted expatriate tax compliance services for DB entities during 2003 and
2004, member firms in China and Japan ("E&Y China" and "E&Y Japan,"
respectively) received funds from the DB entities that went into E&Y
"representative bank trust accounts" and were used to pay the foreign income taxes of the expatriates. E&Y has advised the Audit Committee that handling those funds was in violation of Rule 2-01 of Regulation S-X. (Rule
2-01(c)(4)(viii) provides that an accountant's independence is impaired if the accountant has custody of assets of the audit client.)

                                       2

Second, E&Y advised the Audit Committee that in connection with providing monthly payroll services to employees of certain DB entities from May 2003 to
February 2005, a member firm in Chile ("E&Y Chile") received funds from the
DB entities that went into an E&Y trust account and were used to pay the net salaries and social security taxes of executives of the DB entities. E&Y has advised the Audit Committee that handling those funds was in violation of Rule
2-01 of Regulation S-X.

Third, E&Y advised the Audit Committee that in connection with providing certain services in assisting a DB entity with various regulatory reporting requirements, a member firm in France ("E&Y France") entered into an engagement with the DB entity that resulted in E&Y France staff functioning under the direct responsibility and direction of a DB entity supervisor. E&Y advised the Audit Committee that, although the services provided were "permitted services" under Rule 2-01 of Regulation S-X, the structure of the engagement was in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(4)(vi) provides that an accountant's independence is impaired if the accountant acts as an employee of an audit client.)

The Audit Committee was informed that E&Y China received approximately
$1,500, E&Y Japan received approximately $41,000, E&Y Chile received approximately $11,724 and E&Y France received approximately $100,000 for the services they provided to the DB entities. E&Y advised the Audit Committee that it conducted an internal review of the situation and, in view of the fact that similar expatriate tax compliance services were provided to a number of
E&Y audit clients unrelated to DB or the Fund, E&Y has advised the SEC and the PCAOB of the independence issues arising from those services. E&Y advised the Audit Committee that E&Y believes its independence as independent registered public accounting firm for the Fund was not impaired during the period the services were provided. In reaching this conclusion,
E&Y noted a number of factors, including that none of the E&Y personnel who provided the non-audit services to the DB entities were involved in the provision of audit services to the Fund, the E&Y professionals responsible for the Fund's audits were not aware that these non-audit services took place, and that the fees charged were not significant to E&Y overall or to the fees charged to the Investment Company Complex. E&Y also noted that E&Y
China, E&Y Japan and E&Y Chile are no longer providing these services and that the E&Y France engagement has been restructured.

                                       3

                   CASH ACCOUNT TRUST - MONEY MARKET PORTFOLIO
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP
("E&Y"), the Fund's independent registered public accounting firm, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

     Services that the Fund's Independent Registered Public Accounting Firm
                               Billed to the Fund

----------- ----------- ------------------- -------------- -------------------
Fiscal Year    Audit                           Tax Fees            All
   Ended    Fees Billed    Audit-Related       Billed to    Other Fees Billed
  April 30    to Fund   Fees Billed to Fund      Fund           to Fund
----------- ----------- ------------------- -------------- -------------------
2005          $44,484           $0                $6,066            $0
----------- ----------- ------------------- -------------- -------------------
2004          $44,608           $0                $6,066          $364
----------- ----------- ------------------- -------------- -------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance.

  Services that the Fund's Independent Registered Public Accounting Firm Billed
              to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

-------------- ------------------- ---------------------- -------------------
                  Audit-Related                                  All
                  Fees Billed to    Tax Fees Billed to    Other Fees Billed
 Fiscal Year       Adviser and          Adviser and         to Adviser and
    Ended        Affiliated Fund      Affiliated Fund      Affiliated Fund
   April 30     Service Providers    Service Providers    Service Providers
-------------- ------------------- ---------------------- -------------------
2005               $511,500                 $0                    $0
-------------- ------------------- ---------------------- -------------------
2004               $149,900                 $0                    $0
-------------- ------------------- ---------------------- -------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                                       1

                               Non-Audit Services

The following table shows the amount of fees that E&Y billed during the
Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

----------- -------------- -------------------- ------------------ ------------
                               Total Non-Audit
                                Fees billed to
                                 Adviser and
                              Affiliated Fund     Total Non-Audit
                             Service Providers    Fees billed to
                           (engagements related     Adviser and
                             directly to the    Affiliated Fund
                Total          operations and    Service Providers
            Non-Audit Fees financial reporting     (all other        Total of
Fiscal Year Billed to Fund     of the Fund)       engagements)       (A), (B)
   Ended
  April 30        (A)              (B)                 (C)            and (C)
----------- -------------- -------------------- ------------------ ------------
2005           $6,066               $0              $228,856         $234,922
----------- -------------- -------------------- ------------------ ------------
2004           $6,066               $0            $2,795,500       $2,801,066
----------- -------------- -------------------- ------------------ ------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

                                       ***

E&Y recently advised the Fund's Audit Committee that various E&Y member firms provided certain non-audit services to Deutsche Bank entities and affiliates (collectively, the "DB entities") between 2003 and 2005 that raise issues under the SEC auditor independence rules. The DB entities are within the
"Investment Company Complex" (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund.

First, E&Y advised the Audit Committee that in connection with providing permitted expatriate tax compliance services for DB entities during 2003 and
2004, member firms in China and Japan ("E&Y China" and "E&Y Japan,"
respectively) received funds from the DB entities that went into E&Y
"representative bank trust accounts" and were used to pay the foreign income taxes of the expatriates. E&Y has advised the Audit Committee that handling those funds was in violation of Rule 2-01 of Regulation S-X. (Rule
2-01(c)(4)(viii) provides that an accountant's independence is impaired if the accountant has custody of assets of the audit client.)

                                       2

Second, E&Y advised the Audit Committee that in connection with providing monthly payroll services to employees of certain DB entities from May 2003 to
February 2005, a member firm in Chile ("E&Y Chile") received funds from the
DB entities that went into an E&Y trust account and were used to pay the net salaries and social security taxes of executives of the DB entities. E&Y has advised the Audit Committee that handling those funds was in violation of Rule
2-01 of Regulation S-X.

Third, E&Y advised the Audit Committee that in connection with providing certain services in assisting a DB entity with various regulatory reporting requirements, a member firm in France ("E&Y France") entered into an engagement with the DB entity that resulted in E&Y France staff functioning under the direct responsibility and direction of a DB entity supervisor. E&Y advised the Audit Committee that, although the services provided were "permitted services" under Rule 2-01 of Regulation S-X, the structure of the engagement was in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(4)(vi) provides that an accountant's independence is impaired if the accountant acts as an employee of an audit client.)

The Audit Committee was informed that E&Y China received approximately
$1,500, E&Y Japan received approximately $41,000, E&Y Chile received approximately $11,724 and E&Y France received approximately $100,000 for the services they provided to the DB entities. E&Y advised the Audit Committee that it conducted an internal review of the situation and, in view of the fact that similar expatriate tax compliance services were provided to a number of
E&Y audit clients unrelated to DB or the Fund, E&Y has advised the SEC and the PCAOB of the independence issues arising from those services. E&Y advised the Audit Committee that E&Y believes its independence as independent registered public accounting firm for the Fund was not impaired during the period the services were provided. In reaching this conclusion,
E&Y noted a number of factors, including that none of the E&Y personnel who provided the non-audit services to the DB entities were involved in the provision of audit services to the Fund, the E&Y professionals responsible for the Fund's audits were not aware that these non-audit services took place, and that the fees charged were not significant to E&Y overall or to the fees charged to the Investment Company Complex. E&Y also noted that E&Y
China, E&Y Japan and E&Y Chile are no longer providing these services and that the E&Y France engagement has been restructured.

                                       3

                    CASH ACCOUNT TRUST - TAX-EXEMPT PORTFOLIO
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP
("E&Y"), the Fund's independent registered public accounting firm, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

     Services that the Fund's Independent Registered Public Accounting Firm
                               Billed to the Fund

----------- ----------- ------------------- -------------- -------------------
Fiscal Year    Audit                           Tax Fees            All
   Ended    Fees Billed    Audit-Related       Billed to    Other Fees Billed
  April 30    to Fund   Fees Billed to Fund      Fund           to Fund
----------- ----------- ------------------- -------------- -------------------
2005          $36,920            $0             $5,034            $0
----------- ----------- ------------------- -------------- -------------------
2004          $37,043            $0             $5,035          $364
----------- ----------- ------------------- -------------- -------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance.

     Services that the Fund's Independent Registered Public Accounting Firm
          Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

-------------- ------------------- ---------------------- -------------------
                  Audit-Related                                  All
                  Fees Billed to    Tax Fees Billed to    Other Fees Billed
 Fiscal Year       Adviser and          Adviser and         to Adviser and
    Ended        Affiliated Fund      Affiliated Fund      Affiliated Fund
   April 30     Service Providers    Service Providers    Service Providers
-------------- ------------------- ---------------------- -------------------
2005               $511,500                 $0                    $0
-------------- ------------------- ---------------------- -------------------
2004               $149,900                 $0                    $0
-------------- ------------------- ---------------------- -------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                                       1

                               Non-Audit Services

The following table shows the amount of fees that E&Y billed during the
Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

----------- -------------- -------------------- ------------------ ------------
                               Total Non-Audit
                                Fees billed to
                                 Adviser and
                              Affiliated Fund     Total Non-Audit
                             Service Providers    Fees billed to
                           (engagements related     Adviser and
                             directly to the    Affiliated Fund
                Total          operations and    Service Providers
            Non-Audit Fees financial reporting     (all other        Total of
Fiscal Year Billed to Fund     of the Fund)       engagements)       (A), (B)
   Ended
  April 30        (A)              (B)                 (C)            and (C)
----------- -------------- -------------------- ------------------ ------------
2005            $5,034              $0               $228,856        $233,890
----------- -------------- -------------------- ------------------ ------------
2004            $5,035              $0             $2,795,000      $2,800,035
----------- -------------- -------------------- ------------------ ------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

                                       ***

E&Y recently advised the Fund's Audit Committee that various E&Y member firms provided certain non-audit services to Deutsche Bank entities and affiliates (collectively, the "DB entities") between 2003 and 2005 that raise issues under the SEC auditor independence rules. The DB entities are within the
"Investment Company Complex" (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund.

First, E&Y advised the Audit Committee that in connection with providing permitted expatriate tax compliance services for DB entities during 2003 and
2004, member firms in China and Japan ("E&Y China" and "E&Y Japan,"
respectively) received funds from the DB entities that went into E&Y
"representative bank trust accounts" and were used to pay the foreign income taxes of the expatriates. E&Y has advised the Audit Committee that handling those funds was in violation of Rule 2-01 of Regulation S-X. (Rule
2-01(c)(4)(viii) provides that an accountant's independence is impaired if the accountant has custody of assets of the audit client.)

                                       2

Second, E&Y advised the Audit Committee that in connection with providing monthly payroll services to employees of certain DB entities from May 2003 to
February 2005, a member firm in Chile ("E&Y Chile") received funds from the
DB entities that went into an E&Y trust account and were used to pay the net salaries and social security taxes of executives of the DB entities. E&Y has advised the Audit Committee that handling those funds was in violation of Rule
2-01 of Regulation S-X.

Third, E&Y advised the Audit Committee that in connection with providing certain services in assisting a DB entity with various regulatory reporting requirements, a member firm in France ("E&Y France") entered into an engagement with the DB entity that resulted in E&Y France staff functioning under the direct responsibility and direction of a DB entity supervisor. E&Y advised the Audit Committee that, although the services provided were "permitted services" under Rule 2-01 of Regulation S-X, the structure of the engagement was in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(4)(vi) provides that an accountant's independence is impaired if the accountant acts as an employee of an audit client.)

The Audit Committee was informed that E&Y China received approximately
$1,500, E&Y Japan received approximately $41,000, E&Y Chile received approximately $11,724 and E&Y France received approximately $100,000 for the services they provided to the DB entities. E&Y advised the Audit Committee that it conducted an internal review of the situation and, in view of the fact that similar expatriate tax compliance services were provided to a number of
E&Y audit clients unrelated to DB or the Fund, E&Y has advised the SEC and the PCAOB of the independence issues arising from those services. E&Y advised the Audit Committee that E&Y believes its independence as independent registered public accounting firm for the Fund was not impaired during the period the services were provided. In reaching this conclusion,
E&Y noted a number of factors, including that none of the E&Y personnel who provided the non-audit services to the DB entities were involved in the provision of audit services to the Fund, the E&Y professionals responsible for the Fund's audits were not aware that these non-audit services took place, and that the fees charged were not significant to E&Y overall or to the fees charged to the Investment Company Complex. E&Y also noted that E&Y
China, E&Y Japan and E&Y Chile are no longer providing these services and that the E&Y France engagement has been restructured.

                                       3

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not Applicable

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                        Government & Agency Securities Portfolio,
                                   Money Market Portfolio and Tax-Exempt
                                   Portfolio (Davidson Cash Equivalent Shares
                                   and Davidson Cash Equivalent Plus Shares), a
                                   series of Cash Account Trust

By:                                /s/Julian Sluyters
                                   ----------------------------
                                   Julian Sluyters
                                   Chief Executive Officer

Date:                              July 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                        Government & Agency Securities Portfolio,
                                   Money Market Portfolio and Tax-Exempt
                                   Portfolio (Davidson Cash Equivalent Shares
                                   and Davidson Cash Equivalent Plus Shares), a
                                   series of Cash Account Trust

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 1, 2005

By:                                 /s/Paul Schubert
                                    ----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               July 1, 2005